File No. 333-146570   CIK #1408044



                       Securities and Exchange Commission
                             Washington, D. C. 20549


                                 Post-Effective


                                 Amendment No. 1


                                       to


                                    Form S-6


                For Registration under the Securities Act of 1933
               of Securities of Unit Investment Trusts Registered
                                 on Form N-8B-2

                         Advisor's Disciplined Trust 193

                 Name and executive office address of Depositor:

                         Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132

                Name and complete address of agents for service:

                         Advisors Asset Management, Inc.
                            Attention:  Scott Colyer
                              18925 Base Camp Road
                            Monument, Colorado 80132

                             Chapman and Cutler LLP
                            Attention: Mark J. Kneedy
                             111 West Monroe Street
                             Chicago, Illinois 60603

          ( X ) Check box if it is proposed that this filing will become effective on February 26, 2009 pursuant to paragraph (b) of Rule 485.

TAXABLE MUNICIPAL PORTFOLIO, SERIES 1

(ADVISOR'S DISCIPLINED TRUST 193)






                            A portfolio of long-term
                             municipal bonds seeking
                             taxable interest income
                            and capital preservation









                                   PROSPECTUS

                               FEBRUARY 26, 2009










        [LOGO]                          As with any investment, the Securities
                                        and Exchange Commission has not approved
         AAM                            or disapproved of these securities or
                                        passed upon the adequacy or accuracy of
       ADVISORS                         this prospectus.  Any contrary
   ASSET MANAGEMENT                     representation is a criminal offense.

------------------
INVESTMENT SUMMARY
------------------


                              INVESTMENT OBJECTIVE

  The trust seeks to provide taxable interest income and to provide capital preservation.

                          PRINCIPAL INVESTMENT STRATEGY

  The trust seeks to provide taxable interest income and to provide capital preservation by investing in a portfolio primarily consisting of long-term investment grade municipal bonds. In selecting bonds, we<F1>* considered the following factors, among others:

* the Standard & Poor's rating of the bonds was not less than BBB- or the Moody's Investor Service rating of the bonds was not less than Baa3 at trust inception;

* the prices of the bonds relative to other bonds of comparable quality and maturity; and

*  diversification of bonds as to purpose of issue and location of issuer.

  The portfolio consists of debt obligations issued by or on behalf of states and territories of the United States, and political subdivisions and authorities thereof. The interest on the bonds is taxable for federal, state and local tax purposes. The portfolio generally may consist of bonds maturing more than 15 years from the trust's inception date. The trust portfolio is structured to have a dollar-weighted average maturity between 20 and 30 years as of the inception of the trust.

  Investment grade bonds are rated BBB/Baa or higher by major credit rating organizations. These ratings are based upon an evaluation of the issuer's credit history and ability to repay obligations. An investment grade rating generally signifies that a credit rating agency considers the current quality of a bond to be sufficient to provide reasonable assurance of the issuer's ability to meet its obligation to bondholders.

                                 PRINCIPAL RISKS

  As with all investments, you can lose money by investing in this trust. The trust also might not perform as well as you expect. This can happen for reasons such as these:

*  BOND PRICES WILL FLUCTUATE.  The value of your investment may fall over time.

* THE VALUE OF THE BONDS WILL GENERALLY FALL IF INTEREST RATES, IN GENERAL, RISE. No one can predict whether interest rates will rise or fall in the future.

* A BOND ISSUER OR INSURER MAY BE UNABLE TO MAKE INTEREST AND/OR PRINCIPAL PAYMENT IN THE FUTURE.

* THE FINANCIAL CONDITION OF AN ISSUER MAY WORSEN OR ITS CREDIT RATINGS MAY DROP, RESULTING IN A REDUCTION IN THE VALUE OF YOUR UNITS. This may occur at any point in time, including during the primary offering period.

* A BOND ISSUER MIGHT PREPAY OR "CALL" A BOND BEFORE ITS STATED MATURITY. If this happens, the trust will distribute the principal to you but future interest distributions will fall. A bond's call price could be less than the price the trust paid for the bond. If enough bonds are called, the trust could terminate earlier than expected.

* THE TRUST MAY CONCENTRATE IN BONDS OF A PARTICULAR TYPE OF ISSUER. This makes the trust less diversified and subject to greater risk than a more diversified portfolio. The types of bonds in the portfolio are listed under "Types of Bonds".

* WE DO NOT ACTIVELY MANAGE THE PORTFOLIO. Except in limited circumstances, the trust will hold, and may continue to buy, the same bonds even if the market value declines.


--------------------
<F1>* "AAM," "we" and related terms mean Advisors Asset Management, Inc., the trust sponsor, unless the context clearly suggests otherwise.


2     Investment Summary

                                WHO SHOULD INVEST

  You should consider this investment if you want:

  * to own securities representing interests in a variety of municipal bonds in a single investment.

  *  the potential to receive monthly distributions of income.

  *  capital preservation potential.

  You should not consider this investment if you:

  * are uncomfortable with the risks of an unmanaged investment in taxable municipal bonds.

  *  seek tax-exempt income.

  *  want capital appreciation.

          ------------------------------------------------------------

                              ESSENTIAL INFORMATION
                              ---------------------

          PRINCIPAL AMOUNT OF
          SECURITIES PER UNIT*                                $10.0223

          PUBLIC OFFERING PRICE PER
          UNIT (INCLUDING ACCRUED INTEREST)*                  $10.2510

          INCEPTION DATE                              October 26, 2007

          ESTIMATED CURRENT RETURN*                              5.76%
          ESTIMATED LONG-TERM RETURN*                            5.84%

          ESTIMATED NET ANNUAL INTEREST
          INCOME PER UNIT*                                     $0.5919

          ESTIMATED NORMAL MONTHLY
          DISTRIBUTION PER UNIT*                               $0.0493

          WEIGHTED AVERAGE MATURITY
          OF SECURITIES*                                  24.384 years

          DISTRIBUTION DATES                    Last day of each month
          RECORD DATES                          15th day of each month

          CUSIP NUMBERS
            Standard Accounts                                00767D146
            Fee Based Accounts                               00767D161

          TICKER SYMBOL                                         ADTKEX

          MINIMUM INVESTMENT                                 100 units

          * as of September 30, 2008 and may vary thereafter.

          ------------------------------------------------------------


                                FEES AND EXPENSES

  The amounts below are estimates of the direct and indirect expenses that you may incur based on the initial unit price. Actual expenses may vary.

                                   AS A %          AMOUNT
                                  OF $1,000        PER 100
SALES FEE                         INVESTED          UNITS
                                  ------------------------

Maximum sales fee                   4.95%           $50.61
                                   =======         =======

                                   AS A %         AMOUNT
ANNUAL                             OF NET         PER 100
OPERATING EXPENSES                 ASSETS          UNITS
                                  ------------------------

Trustee fee & expenses              0.15%            $1.50
Supervisory, evaluation
  and administration fees           0.10              1.00
                                   -------         -------
Total                               0.25%            $2.50
                                   =======         =======

                                     EXAMPLE

  This example helps you compare the cost of this trust with other unit trusts and mutual funds. In the example we assume that the expenses do not change and that the trust's annual return is 5%. Your actual returns and expenses will vary. Based on these assumptions, you would pay these expenses for every $10,000 you invest in the trust:

          1 year            $519
          3 year            $572
          5 year            $630
          10 years          $802

  These amounts are the same regardless of whether you sell your investment at the end of a period or continue to hold your investment.


                                                        Investment Summary     3

                                 TYPES OF BONDS

  The following table shows the types of bonds included in the portfolio as of September 30, 2008. For additional information about each of these issuer types, see "Understanding Your Investment--Investment Risks".

                                PERCENT OF
                             PRINCIPAL AMOUNT
  TYPE ISSUER                    OF BONDS
  -------------------------------------------

  General Obligation               4.51%

  Revenue Bonds
    Lease                         23.42
    Public Works                  36.94
    Housing                       22.52
    Airport, Port & Highway        3.60
    Education                      9.01

                                ---------
                                 100.00%
                                =========


                               LOCATION OF ISSUERS

  The following table shows the states or territories in which the issuers of the bonds are located as of September 30, 2008.

                                PERCENT OF
     STATE                   PRINCIPAL AMOUNT
  OR TERRITORY                   OF BONDS
  -------------------------------------------

    Alabama                        4.51%
    Arizona                       15.32
    California                    26.13
    Florida                        4.51
    Iowa                           4.51
    Maryland                       4.50
    Michigan                       6.31
    Missouri                       4.50
    New Hampshire                  4.50
    New Jersey                     3.60
    Oklahoma                       4.50
    Texas                         12.61
    Virginia                       4.50

                                ---------
                                 100.00%
                                =========


                             INSURANCE ON THE BONDS

  The following table shows the insurance companies that provide insurance as of September 30, 2008, if any. For additional information about bond insurance, see "Understanding Your Investment--Bond Insurance".


                                 PERCENT OF
                              PRINCIPAL AMOUNT
  INSURANCE COMPANY               OF BONDS
  --------------------------------------------

  AMBAC Assurance (AMBAC)         26.13%
  Financial Guaranty Insurance
    Company (FGIC)                 4.51
  Financial Guaranty Insurance
    Company and Municipal Bond
    Insurance Association
    (FGIC/MBIA)                    9.00
  Municipal Bond Insurance
    Association (MBIA)            16.22
  XL Capital
    Assurance, Inc. (XLCA)        28.83

                                ---------
                                  84.69%
                                =========



4     Investment Summary

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




Unitholders
Advisor's Disciplined Trust 193
Taxable Municipal Portfolio, Series 1

We have audited the accompanying statement of assets and liabilities of Advisor's Disciplined Trust 193, Taxable Municipal Portfolio, Series 1, including the schedule of investments, as of September 30, 2008, and the related statements of operations and changes in net assets for the period from October 26, 2007 (initial date of deposit) through September 30, 2008. These financial statements are the responsibility of the trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of September 30, 2008, by correspondence with the custodial bank. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advisor's Disciplined Trust 193, Taxable Municipal Portfolio, Series 1 at September 30, 2008, and the results of its operations and changes in its net assets for the period indicated above in conformity with accounting principles generally accepted in the United States of America.


                                   Grant Thornton LLP


Chicago, Illinois
February 25, 2009


                                                        Investment Summary     5

ADVISOR'S DISCIPLINED TRUST 193
TAXABLE MUNICIPAL PORTFOLIO, SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008
-------------------------------------------------------------------------------


ASSETS
  Investment in securities, at market value (cost $2,832,158)                        $   2,696,426
  Interest receivable                                                                       47,186
                                                                                    ---------------
          Total assets                                                                   2,743,612


LIABILITIES AND NET ASSETS
  Cash overdraft                                                                            28,185
  Accrued liabilities                                                                        3,953
  Distributions payable                                                                     13,650
                                                                                    ---------------
          Total liabilities                                                                 45,788


Net assets, applicable to 276,883 units outstanding:
  Cost of trust assets, exclusive of interest                   $   2,832,158
  Unrealized depreciation                                            (135,732)
  Distributable funds                                                   1,398
                                                               ---------------      ---------------
Net assets                                                                           $   2,697,824
                                                                                    ===============











See accompanying notes to financial statements.


6     Investment Summary

ADVISOR'S DISCIPLINED TRUST 193
TAXABLE MUNICIPAL PORTFOLIO, SERIES 1
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------


                                                                                          PERIOD FROM
                                                                                     OCTOBER 26, 2007
                                                                                     (INITIAL DATE OF
                                                                                     DEPOSIT) THROUGH
                                                                                        SEPTEMBER 30,
                                                                                                 2008
                                                                                    -----------------


Investment income - interest                                                           $     170,127

Expenses:
  Trustee's fees and related expenses                                                          3,958
  Evaluation and supervisory fees                                                              2,842
                                                                                      ---------------
Total expenses                                                                                 6,800
                                                                                      ---------------
Net investment income                                                                        163,327

Realized and unrealized loss on investments:
  Net realized loss on investments                                                           (15,538)
  Net change in unrealized depreciation on investments                                      (135,732)
                                                                                      ---------------
Net loss on investments                                                                     (151,270)
                                                                                      ---------------

Net increase in net assets resulting from operations                                   $      12,057
                                                                                      ===============












See accompanying notes to financial statements.


                                                        Investment Summary     7

ADVISOR'S DISCIPLINED TRUST 193
TAXABLE MUNICIPAL PORTFOLIO, SERIES 1
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                                                                                          PERIOD FROM
                                                                                     OCTOBER 26, 2007
                                                                                     (INITIAL DATE OF
                                                                                     DEPOSIT) THROUGH
                                                                                        SEPTEMBER 30,
                                                                                                 2008
                                                                                    -----------------

Operations:
  Net investment income                                                                $     163,327
  Net realized loss on investments                                                           (15,538)
  Net change in unrealized depreciation on investments                                      (135,732)
                                                                                      ---------------
Net increase in net assets resulting from operations                                          12,057

Distributions to unitholders:
  Net investment income                                                                     (155,102)
  Principal from investment transactions                                                           -
                                                                                      ---------------
Total distributions to unitholders                                                          (155,102)

Capital transactions:
  Redemption of 33,117 units                                                                (318,442)
                                                                                      ---------------
Total decrease in net assets                                                                (461,487)

Net assets:
  At the beginning of the period                                                           3,159,311
                                                                                      ---------------

  At the end of the period (including distributable funds
       applicable to trusts units of $1,398 at September 30, 2008)                     $   2,697,824
                                                                                      ===============

Trust units outstanding at the end of the period                                             276,883
                                                                                      ===============

Net asset value per unit at the end of the period (including accrued interest)         $        9.74
                                                                                      ===============




See accompanying notes to financial statements.


8     Investment Summary

ADVISOR'S DISCIPLINED TRUST 193
TAXABLE MUNICIPAL PORTFOLIO, SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

                                                                                                                          COST
  PRINCIPAL             NAME OF ISSUER, INTEREST RATE                        S&P       MOODY'S      REDEMPTION       OF SECURITIES
   AMOUNT                   AND MATURITY DATE(1)                          RATINGS(2)  RATINGS(2)    PROVISIONS       TO TRUST(1)(3)
-----------------------------------------------------------------------------------------------------------------------------------

   $175,000  Oakland County, Michigan, Certificate of Participation,
             Taxable-Retiree Medical Benefits, 6.25% Due 04/01/2021         AA+          Aaa      4/1/2014 @ 100          $176,946

    125,000  Salinas, California City Elementary School District,
             Certificate of Participation, Refund-Taxable Bond,                                   6/1/2017 @ 100
             Series B (XLCA), 6.00% Due 06/01/2022 (4)                      A-           NR      6/18/2018 @ 100 S.F.      119,385

    125,000  Phoenix, Arizona Industrial Development Authority Revenue
             Bond, Taxable-Bank One Ball Park (AMBAC),
             6.85% Due 12/01/2025                                           A            Baa1    12/1/2017 @ 100 S.F.      131,856

    125,000  Glenpool, Oklahoma Utility Services Authority Revenue                               10/1/2017 @ 100
             Bonds, Series A (XLCA), 6.10% Due 10/1/2027 (4)                NR           NR      10/1/2023 @ 100 S.F.      118,806

    125,000  Roseville, California Redevelopment Agency Tax Allocation                            9/1/2016 @ 100
             Bonds, Taxable Roseville (AMBAC), 5.90% Due 09/01/2028         A            A3       9/1/2014 @ 100 S.F.      118,685

    125,000  Frisco, Texas  Economic Development Corp, Sales Tax                                 2/15/2017 @ 100
             Revenue Bonds (AMBAC), 6.30% Due 02/15/2030 (4)                AA-          A1      2/15/2018 @ 100 S.F.      127,675

    125,000  Virginia State Housing Development Authority, Taxable                                7/1/2016 @ 100
             Rental Housing Bonds (MBIA), 6.00% Due 07/01/2032              AA+          Aa1      7/1/2028 @ 100 S.F.      125,280

    100,000  Riverside, California Public Financing Authority, Tax
             Allocation Revenue Bonds, University Corridor,                                       8/1/2017 @ 100
             Series D (MBIA), 5.89% Due 08/01/2032                          AA           Baa1     8/1/2018 @ 100 S.F.       97,443

    100,000  Port Authority of New York & New Jersey, New Jersey (AMBAC),                        11/1/2011 @ 100
             5.75% Due 11/01/2032                                           AA-          Aa3     11/1/2027 @ 100 S.F.      102,312

    125,000  Iowa State University, Science & Technology University                               7/1/2018 @ 100
             Revenue Bonds (XLCA), 6.10% Due 07/01/2033                     NR           A1       7/1/2028 @ 100 S.F.      120,810

    125,000  Hercules, California Redevelopment Agency, Tax Allocation
              Bonds, Taxable-Merged Project Area (FGIC/MBIA),                                     8/1/2017 @ 100
             6.125% Due 08/01/2033 (4)                                      AA           NR       8/1/2023 @ 100 S.F.      125,621

    125,000  Azusa, California Redevelopment Agency, Tax Allocation
              Bonds, Taxable-Sub Lien Merged West, Series A (AMBAC),                              8/1/2017 @ 100
             6.15% Due 08/01/2035                                           A            Baa1     8/1/2023 @ 100 S.F.      120,545

    125,000  University of Central Florida, Florida Certificate of
             Participation, Taxable-UCF Convocation Corp.,                                       10/1/2015 @ 100
             Series B (FGIC/MBIA), 5.375% Due 10/01/2035                    AA           NR      10/2/2021 @ 100 S.F.      102,193


(Continued)


                                                        Investment Summary     9

ADVISOR'S DISCIPLINED TRUST 193
TAXABLE MUNICIPAL PORTFOLIO, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

                                                                                                                          COST
  PRINCIPAL             NAME OF ISSUER, INTEREST RATE                        S&P       MOODY'S      REDEMPTION       OF SECURITIES
   AMOUNT                   AND MATURITY DATE(1)                          RATINGS(2)  RATINGS(2)    PROVISIONS       TO TRUST(1)(3)
-----------------------------------------------------------------------------------------------------------------------------------

   $300,000  South Tucson, Arizona Excise Tax Revenue Bond,                                       6/1/2017 @ 100
             Series B (XLCA), 6.125% Due 06/01/2036                         BBB+         NR       6/1/2028 @ 100 S.F.     $279,414

    225,000  Downtown Dallas Development Authority, Texas, Tax Increment                         8/15/2017 @ 100
             Contract Revenue Bonds (MBIA),  6.21%, Due 08/15/2036          AA           AA3     8/15/2021 @ 100 S.F.      226,309

    125,000  Coachella, California Redevelopment Agency, Housing Set                              9/1/2016 @ 100
             Aside Revenue Bond, Series A (AMBAC), 6.20% Due 09/01/2036     A            Baa1     9/1/2009 @ 100 S.F.      121,135

    125,000  City of Irondale, Alabama, Taxable Water & Sewer Bond,                               9/1/2017 @ 100
             Series C (XLCA), 6.32% Due 10/01/2036                          NR           NR      10/1/2028 @ 100 S.F.      110,543

    125,000  St Louis, Missouri Municipal Finance Corp, Leasehold
             Revenue Bond (XLCA), 6.50% Due 06/01/2037 (4)                  A            Baa1     6/1/2011 @ 100 S.F.      117,854

    125,000  New Hampshire State Housing Finance Authority, Single Family                         7/1/2017 @ 100
             Mortgage Revenue Bond Series L, 6.28% Due 07/01/2040           NR           Aa2      7/1/2009 @ 100 S.F.      125,195

    125,000  Maryland State Community Development Administration, Dept.
             of Housing & Community Development, Series I,
             6.50% Due 03/01/2043                                           NR           Aa2      3/1/2017 @ 100           128,419

----------                                                                                                             ------------
$2,775,000                                                                                                              $2,696,426
==========                                                                                                             ============


Notes to Schedule of Investments

(1) These ratings are current as of the date of the prospectus. "NR" indicates that the rating service did not provide a rating for that bond. For a brief description of the ratings see "Description of Securities Ratings" in the Information Supplement described under "Understanding Your Investment-Additional Information".

(2) This is the year in which each bond is initially or currently callable and the call price for that year. Each bond continues to be callable at declining prices thereafter (but not below par value) except for original issue discount bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. "S.F." indicates a sinking fund is established with respect to an issue of bonds. The bonds may also be subject to redemption without premium at any time pursuant to extraordinary optional or mandatory redemptions if certain events occur.

(3) See Note 1 to the accompanying financial statements for a description of the method of determining market value.

(4)  Any bond marked with this note was issued at an original issue discount.


                 See accompanying notes to financial statements


10     Investment Summary

ADVISOR'S DISCIPLINED TRUST 193
TAXABLE MUNICIPAL PORTFOLIO, SERIES 1
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


1.  SIGNIFICANT ACCOUNTING POLICIES

TRUST SPONSOR AND EVALUATOR

Advisors Asset Management, Inc. is the trust's sponsor and evaluator.

BASIS OF ACCOUNTING

The financial statements are presented on the accrual basis of accounting.

VALUATION OF SECURITIES

The evaluator generally determines the market value of securities on the aggregate bid side evaluations of the securities determined (a) on the basis of current bid prices of the securities, (b) if bid prices are not available for any particular security, on the basis of current bid prices for comparable securities, (c) by determining the value of securities on the bid side of the market by appraisal, or (d) by any combination of the above.

INVESTMENT INCOME

Interest income consists of amortization of original issue discount for zero coupon obligations, amortization of premiums, accretion of discounts and interest accrued as earned on the fixed rate obligations. As required, the trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premiums or accreting discounts on debt.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

ORGANIZATION COSTS

In accordance with Statement of Position 98-5, organization costs are expensed as incurred.

2.  UNREALIZED APPRECIATION AND DEPRECIATION

Following is an analysis of net unrealized depreciation at September 30, 2008:

     Gross unrealized appreciation        $    6,833
     Gross unrealized depreciation          (142,565)
                                         ------------
     Net unrealized depreciation          $ (135,732)


                                                       Investment Summary     11

ADVISOR'S DISCIPLINED TRUST193
TAXABLE MUNICIPAL PORTFOLIO, SERIES 1
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


3.  FEDERAL INCOME TAXES

The trust is not an association taxable as a corporation for federal income tax purposes. Each unitholder is considered to be the owner of a pro rata portion of the trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.


4.  OTHER INFORMATION

COST TO INVESTORS

The cost to original investors of units of the trust was based on the net asset value per unit on the date of an investor's purchase plus a sales fee of 4.95% of the public offering price. This sales fee consisted of (1) an initial sales fee equal to the difference between the total sales fee (maximum of 4.95% of the public offering price) and the remaining creation and development fee and (2) a creation and development fee of $0.06 per unit. The public offering price for secondary market transactions is based on the net asset value per unit on the date of an investor's purchase, plus a sales fee of 4.95% of the public offering price.

DISTRIBUTIONS

Distributions of net investment income to unitholders are declared and paid monthly. Income distribution per unit on a record date basis is $0.52 for the period from October 26, 2007 (initial date of deposit) through September 30, 2008.






12     Investment Summary

ADVISOR'S DISCIPLINED TRUST193
TAXABLE MUNICIPAL PORTFOLIO, SERIES 1
NOTES TO FINANCIAL STATEMENTS


5.  FINANCIAL HIGHLIGHTS

                                                                     PERIOD FROM
                                                                  OCTOBER 26, 2007
                                                              (INITIAL DATE OF DEPOSIT)
                                                                       THROUGH
                                                                 SEPTEMBER 30, 2008
                                                              -------------------------

PER UNIT OPERATING PERFORMANCE:
  Net asset value, beginning of period                               $    10.19
                                                                    -------------

  Income from investment operations:
  Net investment income                                                    0.55
  Net realized and unrealized loss
    on investment transactions                                            (0.48)
                                                                    -------------
  Total from investment operations                                         0.07

  Distributions to unitholders (a):
  Net investment income                                                   (0.52)
  Principal from investment transactions                                    -
                                                                    -------------
  Total distributions                                                     (0.52)
                                                                    -------------

  Net asset value, end of period (including accrued interest)        $     9.74
                                                                    =============

TOTAL RETURN (B)(C):                                                      (0.58)%

RATIO OF ITEMS BELOW TO AVERAGE NET ASSETS (D):
  Expenses                                                                 0.23%
  Net investment income                                                    5.47%


(a) Distribution calculations are approximate based on average outstanding units.

(b)  Not annualized for periods less than one full year.

(c)  Total return is based on average redemption price per unit.

(d)  Annualized for periods less than one full year.


                                                       Investment Summary     13

-----------------------------
UNDERSTANDING YOUR INVESTMENT
-----------------------------


                                HOW TO BUY UNITS

  You can buy units of the trust on any business day the New York Stock Exchange is open by contacting your financial professional. Unit prices are available daily on the Internet at WWW.AAMPORTFOLIOS.COM. The public offering price of units includes:

  *  the net asset value per unit plus

  *  the sales fee plus

  *  accrued interest, if any.

  The "net asset value per unit" is the value of the securities, cash and other assets in the trust reduced by the liabilities of the trust divided by the total units outstanding. We often refer to the public offering price of units as the "offer price" or "purchase price." The offer price will be effective for all orders received prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). If we receive your order prior to the close of regular trading on the New York Stock Exchange or authorized financial professionals receive your order prior to that time and properly transmit the order to us by the time that we designate, then you will receive the price computed on the date of receipt. If we receive your order after the close of regular trading on the New York Stock Exchange, if authorized financial professionals receive your order after that time or if orders are received by such persons and are not transmitted to us by the time that we designate, then you will receive the price computed on the date of the next determined offer price provided that your order is received in a timely manner on that date. It is the responsibility of the authorized financial professional to transmit the orders that they receive to us in a timely manner. Certain broker-dealers may charge a transaction or other fee for processing unit purchase orders.

  Accrued interest represents unpaid interest on a security from the last day it paid interest. Interest on the securities is paid monthly, although the trust accrues such interest daily. Because the trust always has an amount of interest earned but not yet collected, the public offering price of units will have added to it the proportionate share of accrued interest to the date of settlement. You will receive the amount, if any, of accrued interest you paid for on the next distribution date. In addition, if you sell or redeem your units you will be entitled to receive your proportionate share of the accrued interest from the purchaser of your units.

  VALUE OF THE SECURITIES. We determine the value of the securities as of the close of regular trading on the New York Stock Exchange on each day that exchange is open. We generally determine the value of securities based on the aggregate bid side evaluations of the securities determined (a) on the basis of current bid prices of the securities, (b) if bid prices are not available for any particular security, on the basis of current bid prices for comparable securities, (c) by determining the value of securities on the bid side of the market by appraisal, or (d) by any combination of the above. The offering side price generally represents the price at which investors in the market are willing to sell a security and the bid side evaluation generally represents the price that investors in the market are willing to pay to buy a security. The bid side evaluation is lower than the offering side evaluation.

  SALES FEE. You pay a fee in connection with purchasing units. The maximum total sales fee equals 4.95% of the public offering price per unit at the time of purchase.


14     Understanding Your Investment

  The maximum sales fee for secondary market transactions is based on the number of years remaining to the dollar-weighted average maturity of the securities in the trust and does not include a creation and development fee. For purposes of this computation, securities will be deemed to mature either on their stated maturity dates, or an earlier date if: (a) they have been called for redemption or funds have been placed in escrow to redeem them on an earlier call date; or (b) such securities are subject to a "mandatory tender." The effect of this method of sales fee computation will be that different sales fee rates will be applied in accordance with the following schedule:

                                  SECONDARY
       AVERAGE                   MARKET SALES
       MATURITY                    CHARGE
     ------------------------------------------

     Less than 1                   1.00%
     1 but less than 2             1.50
     2 but less than 3             2.00
     3 but less than 4             2.50
     4 but less than 5             3.00
     5 but less than 6             3.50
     6 but less than 7             4.00
     7 but less than 8             4.50
     8 or more                     5.00

  REDUCING YOUR SALES FEE. We offer a variety of ways for you to reduce the fee you pay. It is your financial professional's responsibility to alert us of any discount when you order units.

  Employees. We waive the transactional sales fee for purchases made by officers, directors and employees of the sponsor and its affiliates and their family members (spouses, children and parents). These purchases are not subject to the transactional sales fee but will be subject to the creation and development fee. We also waive a portion of the sales fee for purchases made by registered representatives of selling firms and their family members (spouses, children and parents). These purchases may be made at the public offering price per unit less the applicable regular dealer concession. All employee discounts are subject to the policies of the related selling firm. Only officers, directors and employees of companies that allow their employees to participate in this employee discount program are eligible for the discounts.

  RETIREMENT ACCOUNTS. The portfolio may be suitable for purchase in tax-advantaged retirement accounts. You should contact your financial professional about the accounts offered and any additional fees imposed.

                             HOW TO SELL YOUR UNITS

  You can sell or redeem your units on any business day the New York Stock Exchange is open by contacting your financial professional. Unit prices are available daily on the internet at WWW.AAMPORTFOLIOS.COM or through your financial professional. The sale and redemption price of units is equal to the net asset value per unit. The sale and redemption price is sometimes referred to as the "liquidation price". Certain broker-dealers may charge a transaction or other fee for processing unit redemption or sale requests.

  SELLING UNITS. We may maintain a secondary market for units. This means that if you want to sell your units, we may buy them at the current net asset value, provided that you will not pay organization costs if you sell units during the initial offering period. We may then resell the units to other investors at the public offering price or redeem them for the redemption price. Our secondary market repurchase price is the same as the redemption price. Certain broker-dealers might also maintain a secondary market


                                            Understanding Your Investment     15
in units. You should contact your financial professional for current repurchase prices to determine the best price available. We may discontinue our secondary market at any time without notice. Even if we do not make a market, you will be able to redeem your units with the trustee on any business day for the current redemption price.

  REDEEMING UNITS. You may also redeem your units directly with the trustee, The Bank of New York Mellon, on any day the New York Stock Exchange is open.
The redemption price that you will receive for units is equal to the net asset value per unit. You will receive the net asset value for a particular day if the trustee receives your completed redemption request prior to the close of regular trading on the New York Stock Exchange. Redemption requests received by authorized financial professionals prior to the close of regular trading on the New York Stock Exchange that are properly transmitted to the trustee by the time designated by the trustee, are priced based on the date of receipt. Redemption requests received by the trustee after the close of regular trading on the New York Stock Exchange, redemption requests received by authorized financial professionals after that time or redemption requests received by such persons that are not transmitted to the trustee until after the time designated by the trustee, are priced based on the date of the next determined redemption price provided they are received in a timely manner by the trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the trustee so they will be received in a timely manner. If your request is received after that time or is incomplete in any way, you will receive the next net asset value computed after the trustee receives your completed request.

  If you redeem your units, the trustee will generally send you a payment for your units no later than seven days after it receives all necessary documentation (this will usually only take three business days). The only time the trustee can delay your payment is if the New York Stock Exchange is closed (other than weekends or holidays), the Securities and Exchange Commission determines that trading on that exchange is restricted or an emergency exists making sale or evaluation of the securities not reasonably practicable, and for any other period that the Securities and Exchange Commission permits.

  To redeem your units, you must send the trustee any certificates for your units. You must properly endorse your certificates or sign a written transfer instrument with a signature guarantee. The trustee may require additional documents such as a certificate of corporate authority, trust documents, a death certificate, or an appointment as executor, administrator or guardian. The trustee cannot complete your redemption or send your payment to you until it receives all of these documents in complete form.

  EXCHANGE OPTION. You may be able to exchange your units for units of our other unit trusts at a reduced sales fee. You can contact your financial professional for more information about trusts currently available for exchanges. Before you exchange units, you should read the prospectus carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. We may discontinue this option upon sixty days notice.


16     Understanding Your Investment

                                  DISTRIBUTIONS

  MONTHLY DISTRIBUTIONS. Your trust generally pays interest from its net investment income (pro-rated on an annual basis) along with any available principal paid on the securities on each monthly distribution date to unitholders of record on the preceding record date. The record and distribution dates are shown under "Essential Information" in the "Investment Summary" section of this prospectus. In some cases, your trust might pay a special distribution if it holds an excessive amount of cash pending distribution. The trust will also generally make required distributions or distributions to avoid imposition of tax at the end of each year because it is structured as a "regulated investment company" for federal tax purposes. The amount of your distributions will vary from time to time as interest and principal payments change or trust expenses change.

  Interest received by the trust, including that part of the proceeds of any disposition of bonds which represents accrued interest, is credited by the trustee to the trust's "interest account". Other receipts are credited to the "principal account". Interest received will be distributed on each distribution date to unitholders of record as of the preceding record date. All distributions will be net of estimated expenses. Funds in the principal account will be distributed on each distribution date to unitholders of record as of the preceding record date provided that the amount available for distribution therein shall equal at least $0.01 per unit.

  Because interest payments are not received by the trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the interest account as of the record date. For the purpose of minimizing fluctuations in interest distributions, the trustee is authorized to advance amounts necessary to provide interest distributions of approximately equal amounts. The trustee is reimbursed for these advances from funds in the interest account on the next record date. Investors who purchase units between a record date and a distribution date will receive their first distribution on the second distribution date after the purchase.

  ESTIMATED DISTRIBUTIONS. The estimated net annual interest income per unit, estimated initial distribution per unit and estimated normal monthly distribution per unit as of the close of business the day before the trust's inception date are shown under "Essential Information" in the "Investment Summary" section of this prospectus. We base these amounts on the estimated cash flows of the bonds per unit. The actual distributions that you receive will vary from these estimates with changes in expenses, interest rates and maturity, call, default or sale of bonds. You may request the estimated cash flows from the sponsor. The estimated cash flows are computed based on factors described under "Understanding Your Investment-How the Trust Works-Estimated Current and Long-Term Returns".

  REPORTS. The trustee or your financial professional will make available to you a statement showing income and other receipts of your trust for each distribution. Each year the trustee or your financial professional will also provide an annual report on your trust's activity and certain tax information. You can request copies of security evaluations to enable you to complete your tax forms and audited financial statements for your trust, if available.


                                            Understanding Your Investment     17

                                INVESTMENT RISKS

  All investments involve risk. This section describes the main risks that can impact the value of the securities in your portfolio. You should understand these risks before you invest. If the value of the securities falls, the value of your units will also fall. We cannot guarantee that your trust will achieve its objective or that your investment return will be positive over any period.

  MARKET RISK is the risk that the value of the securities in your trust will fluctuate. This could cause the value of your units to fall below your original purchase price or below the principal value. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though we supervise your portfolio, you should remember that we do not manage your portfolio. Your trust will not sell a security solely because the market value falls as is possible in a managed fund.

  INTEREST RATE RISK is the risk that the value of securities will fall if interest rates increase. The securities in your trust typically fall in value when interest rates rise and rise in value when interest rates fall. Securities with longer periods before maturity are often more sensitive to interest rate changes.

  CREDIT RISK is the risk that a security's issuer or insurer is unable to meet its obligation to pay principal or interest on the security.

  CALL RISK is the risk that the issuer prepays or "calls" a bond before its stated maturity. An issuer might call a bond if interest rates fall and the bond pays a higher interest rate or if it no longer needs the money for the original purpose. If an issuer calls a bond, your trust will distribute the principal to you but your future interest distributions will fall. You might not be able to reinvest this principal at as high a yield. A bond's call price could be less than the price your trust paid for the bond and could be below the bond's par value. This means that you could receive less than the amount you paid for your units. If enough bonds in your trust are called, your trust could terminate early. Some or all of the bonds may also be subject to extraordinary optional or mandatory redemptions if certain events occur, such as certain changes in tax laws, the substantial damage or destruction by fire or other casualty of the project for which the proceeds of the bonds were used, and various other events. The call provisions are described in general terms in the "Portfolio".

  BOND QUALITY RISK is the risk that a bond will fall in value if a rating agency decreases the bond's rating.

  CONCENTRATION RISK is the risk that the value of your trust is more susceptible to fluctuations based on factors that impact a particular type of bond because the portfolio concentrates in bonds of that type. A portfolio "concentrates" in a type of bond when bonds in a particular category make up 25% or more of the portfolio. A table under "Investment Summary--Types of Bonds" lists the type of bonds held by the trust with the percentage that each type represents in the portfolio. The following discusses various types of bonds. The information supplement contains additional information on these types of bonds.

  General Obligation Bonds. Certain of the bonds in the portfolio may be general obligations of a governmental entity that are secured by the taxing power of the entity. General obligation bonds are backed by the issuer's pledge of its full


18     Understanding Your Investment
faith, credit and taxing power for the payment of principal and interest. The taxing power of any governmental entity may be limited, however, by provisions of state constitutions or laws. An entity's credit will depend on many factors: tax base, reliance on federal or state aid, and factors which are beyond the entity's control.

  Revenue Bonds. Certain of the bonds in the portfolio may be "revenue bonds" that are payable only from the revenue of a specific project or authority. They not supported by the issuer's general power to levy taxes, if any. The risk of default in payment of interest or principal increases if the income of the related project or authority falters because that income is the only source of payment. The following types of bonds are "revenue bonds".

  Appropriations Bonds. Certain bonds in the trust may be bonds that are, in whole or in part, subject to and dependent upon either the governmental entity making appropriations from time to time or the continued existence of special temporary taxes which require legislative action for their reimposition. The availability of any appropriation is subject to the willingness or ability of the governmental entity to continue to make such special appropriations or to reimpose such special taxes. The obligation to make lease payments exists only to the extent of the monies available to the governmental entity therefor, and no liability is incurred by the governmental entity beyond the monies so appropriated. Once an annual appropriation is made, the governmental entity's obligation to make lease rental payments is absolute and unconditional regardless of any circumstances or occurrences which might arise. In the event of non-appropriation, certificateholders' or bondowners' sole remedy (absent credit enhancement) generally is limited to repossession of the collateral for resale or releasing. In the event of non-appropriation, the sponsor may instruct the trustee to sell such bonds.

  Airport, Port and Highway Bonds. Certain facility revenue bonds are payable from and secured by the revenues from the ownership and operation of particular facilities, such as airports, highways and port authorities. Airport operating income may be affected by the ability of airlines to meet their obligations under the agreements with airports. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as use fees from ports, tolls on turnpikes and bridges and rents from buildings. Payment may be adversely affected by reduction in revenues due to such factors and increased cost of maintenance or decreased use of a facility. The sponsor cannot predict what effect conditions may have on revenues which are dependent for payment on these bonds.

  Capital Improvement Facility Bonds. The portfolio of a trust may contain bonds which are in the capital improvement facilities category. Capital improvement bonds are bonds issued to provide funds to assist political subdivisions or agencies of a state through acquisition of the underlying debt of a state or local political subdivision or agency. The risks of an investment in such bonds include the risk of possible prepayment or failure of payment of proceeds on and default of the underlying debt.

  Convention Facility Bonds. The portfolio of a trust may contain bonds of issuers in the convention facilities category. Bonds in the convention facilities category include special limited obligation bonds issued to finance convention and sports facilities payable from rental payments and annual governmental appropriations. The governmental agency is not obligated to make payments


                                            Understanding Your Investment     19
in any year in which the monies have not been appropriated to make such payments. In addition, these facilities are limited use facilities that may not be used for purposes other than as convention centers or sports facilities.

  Correctional Facility Bonds. The portfolio of a trust may contain bonds of issuers in the correctional facilities category. Bonds in the correctional facilities category include special limited obligation bonds issued to construct, rehabilitate and purchase correctional facilities payable from governmental rental payments and/or appropriations.

  Education, University and College Bonds. The ability of educational institutions, including universities and colleges, to meet their obligations is dependent upon various factors. Some of these factors include the size and diversity of their sources of revenues, enrollment, reputation, management expertise, the availability and restrictions on the use of endowments and other funds, the quality and maintenance costs of campus facilities. Also, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education may affect an institution's ability to make payment on its own.

  Hospital and Health Care Facility Bonds. The ability of hospitals and other health care facilities to meet their obligations with respect to revenue bonds issued on their behalf is dependent on various factors. Some such factors are the level of payments received from private third-party payors and government programs and the cost of providing health care services. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will be sufficient to cover the costs associated with their bonds. It also may be necessary for a hospital or other health care facility to incur substantial capital expenditures or increased operating expenses to effect changes in its facilities, equipment, personnel and services. Hospitals and other health care facilities are additionally subject to claims and legal actions by patients and others in the ordinary course of business. There can be no assurance that a claim will not exceed the insurance coverage of a health care facility or that insurance coverage will be available to a facility.

  Housing Bonds. Multi-family housing revenue bonds and single family mortgage revenue bonds are state and local housing issues that have been issued to provide financing for various housing projects. Multi-family housing revenue bonds are payable primarily from mortgage loans to housing projects for low to moderate income families. Single-family mortgage revenue bonds are issued for the purpose of acquiring notes secured by mortgages on residences. The ability of housing issuers to make debt service payments on their obligations may be affected by various economic and non-economic factors. Such factors include: occupancy levels, adequate rental income in multi-family projects, the rate of default on mortgage loans underlying single family issues and the ability of mortgage insurers to pay claims. All single family mortgage revenue bonds and certain multi-family housing revenue bonds are prepayable over the life of the underlying mortgage or mortgage pool. Therefore, the average life of housing obligations cannot be determined. However, the average life of these obligations will ordinarily be less than their stated maturities. Mortgage loans are frequently partially or completely prepaid prior to their final stated maturities. To the extent that these obligations were valued at a premium when a unitholder purchased units, any prepayment at par would result in a loss of capital to the unitholder and reduce the amount of income that would otherwise have been paid to unitholders.


20     Understanding Your Investment

  Industrial Development Revenue Bonds ("IDRs"). IDRs, including pollution control revenue bonds, are bonds issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. These projects are usually operated by corporate entities. IDRs are not general obligations of governmental entities backed by their taxing power. Issuers are only obligated to pay amounts due on the IDRs to the extent that funds are available from the unexpended proceeds of the IDRs or receipts or revenues of the issuer. Payment of IDRs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Such corporate operators or guarantors that are industrial companies may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry.

  Lease Rental Bonds. Lease rental bonds are predominantly issued by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the authorities are financing vehicles created solely for the construction of buildings or the purchase of equipment that will be used by a state or local government. Thus, the bonds are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the bonds. Lease rental bonds are subject to the risk that the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These bonds are also subject to the risk of abatement in many states as rental bonds cease in the event that damage, destruction or condemnation of the project prevents its use by the lessee. Also, in the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the reletting or sale of the project.

  Moral Obligation Bonds. A trust may also include "moral obligation" bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. Thus, such a commitment generally requires appropriation by the state legislature and accordingly does not constitute a legally enforceable obligation of debt of the state. The agencies or authorities generally have no taxing power.

  Power Bonds. The ability of utilities to meet their obligations with respect to bonds they issue is dependent on various factors. These factors include the rates they may charge their customers, the demand for a utility's services and the cost of providing those services. Utilities may also be subject to extensive regulations relating to the rates which they may charge customers. Utilities can experience regulatory, political and consumer resistance to rate increases. Utilities engaged in long-term capital projects are especially sensitive to regulatory lags in granting rate increases. Utilities are additionally subject to increased costs due to governmental environmental regulation and decreased profits due to increasing competition. Any difficulty in obtaining timely and adequate rate increases could adversely affect a utility's results of operations. The sponsor cannot predict at this time the ultimate effect of such factors on the ability of any issuers to meet their obligations with respect to bonds.

  Refunded Bonds. Refunded bonds are typically secured by direct obligations of the U.S. Government, or in some cases obligations guaranteed by the U.S. Government, placed in an escrow account maintained by an independent party until maturity or a predetermined redemption date. These obligations are generally non-callable prior to maturity or the predetermined


                                            Understanding Your Investment     21
redemption date. In a few isolated instances to date, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

  Solid Waste Disposal Bonds. Bonds issued for solid waste disposal facilities are generally payable from tipping fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products. The ability of solid waste disposal facilities to meet their obligations depends upon the continued use of the facility, the successful and efficient operation of the facility and, in the case of waste-to-energy facilities, the continued ability of the facility to generate electricity on a commercial basis. Also, increasing environmental regulation of the federal, state and local level has a significant impact on waste disposal facilities. While regulation requires most waste producers to use waste disposal facilities, it also imposes significant costs on the facilities.

  Special Tax Bonds. Special tax bonds are payable for and secured by the revenues derived by a municipality from a particular tax. Examples of special taxes are a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor.
Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Payment on special tax bonds may be adversely affected by a reduction in revenues realized from the underlying special tax. Also, should spending on the particular goods or services that are subject to the special tax decline, the municipality may be under no obligation to increase the rate of the special tax to ensure that sufficient revenues are raised from the shrinking taxable base.

  Tax Allocation Bonds. Tax allocation bonds are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects, financed by bond proceeds are located. Bond payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Special risk considerations include: variations in taxable values of property in the project area; successful appeals by property owners of assessed valuations; substantial delinquencies in the payment of property taxes; or imposition of any constitutional or legislative property tax rate decrease.

  Transit Authority Bonds. Mass transit is generally not self-supporting from fare revenues. Additional financial resources must be made available to ensure operation of mass transit systems as well as the timely payment of debt service. Often such financial resources include federal and state subsidies, lease rentals paid by funds of the state or local government or a pledge of a special tax. If fare revenues or the additional financial resources do not increase appropriately to pay for rising operating expenses, the ability of the issuer to adequately service the debt may be adversely affected.

  Water and Sewer Revenue Bonds. Water and sewer bonds are generally payable from user fees. The ability of state and local water and sewer authorities to meet their obligations may be affected by a number of factors. Some such factors are the failure of municipalities to utilize fully the facilities constructed by these authorities, declines in revenue from user charges, the possible inability to obtain rate increases, rising construction and maintenance costs, impact of environmental requirements, the difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs, the


22     Understanding Your Investment
impact of "no growth" zoning ordinances and the continued availability of federal and state financial assistance and of municipal bond insurance for future bond issues.

  LIQUIDITY RISK is the risk that the value of a security will fall if trading in the security is limited or absent. No one can guarantee that a liquid trading market will exist for any security because these securities generally trade in the over-the-counter market (they are not listed on a securities exchange).

  LITIGATION AND LEGISLATION RISK is the risk that future litigation or legislation could affect the value of your trust. Litigation could challenge an issuer's authority to issue or make payments on securities.

  ORIGINAL ISSUE DISCOUNT BONDS. Original issue discount bonds were initially issued at a price below their face (or par) value. These bonds typically pay a lower interest rate than comparable bonds that were issued at or above their par value. In a stable interest rate environment, the market value of these bonds tends to increase more slowly in early years and in greater increments as the bonds approach maturity. The issuers of these bonds may be able to call or redeem a bond before its stated maturity date and at a price less than the bond's par value.

  Zero coupon bonds are a type of original issue discount bond. These bonds do not pay any current interest during their life. If an investor owns this type of bond, the investor has the right to receive a final payment of the bond's par value at maturity. The price of these bonds often fluctuates greatly during periods of changing market interest rates compared to bonds that make current interest payments. The issuers of these bonds may be able to call or redeem a bond before its stated maturity date and at a price less than the bond's par value.

  MARKET DISCOUNT. The portfolio of the trust may consist of some bonds whose current market values were below the principal value on the trust's inception date or your unit purchase date. A primary reason for the market value of such bonds being less than the principal value is that the interest rate of such bonds is at a lower rate than the current market interest rates for comparable bonds. Bonds selling at market discounts tend to increase in market value as they approach maturity.

  PREMIUM BONDS. The portfolio of the trust may consist of some bonds whose current market values were above the principal value on the trust's inception date or your unit purchase date. A primary reason for the market value of such bonds being higher than the principal value is that the interest rate of such bonds is at a higher rate than the current market interest rates for comparable bonds. The current returns of bonds trading at a market premium are initially higher than the current returns of comparable bonds issued at currently prevailing interest rates because premium bonds tend to decrease in market value as they approach maturity when the principal value becomes payable. Because part of the purchase price is effectively returned not at maturity but through current income payments, early redemption of a premium bond at par or any other amount below the trust's purchase price will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the bonds have a market value that represents a premium over par or for original issue discount securities a premium over the accreted value.


                                            Understanding Your Investment     23

                                 BOND INSURANCE

  Bonds are not required to be covered by insurance to be included in the trust portfolio. Certain bonds may, however, be covered by insurance guaranteeing payment of interest and principal, when due. The premium for any bond insurance is paid by the issuer or by a prior owner of the bonds and any policy is non-cancelable and will continue in force so long as the bonds so insured are outstanding and the bond insurer remains in business. The bond insurers, if any, are listed in the bond names in the "Schedule of Investments" and a table under "Investment Summary--Insurance on the Bonds". Bond insurance, if any, guarantees the timely payment of principal and interest on the bonds when they fall due. For this purpose, "when due" generally means the stated payment or maturity date for the payment of principal and interest. The insurance does not guarantee the market value of the bonds or the value of the trust units. Each bond insurer is subject to regulation by the department of insurance in the state in which it is qualified to do business. Such regulation, however, is no guarantee that a bond insurer will be able to perform on its contract of insurance in the event a claim should be made.

                               HOW THE TRUST WORKS

  YOUR TRUST. Your trust is a unit investment trust registered under the Investment Company Act of 1940. We created the trust under a trust agreement between Advisors Asset Management, Inc.. (as depositor/sponsor, evaluator and supervisor) and The Bank of New York Mellon (as trustee). To create your trust, we deposited securities with the trustee (or contracts to purchase securities along with an irrevocable letter of credit or other consideration to pay for the securities). In exchange, the trustee delivered units of your trust to us.
Each unit represents an undivided interest in the assets of your trust. These units remain outstanding until redeemed or until your trust terminates.

  CHANGING YOUR PORTFOLIO. Your trust is not a managed fund. Unlike a managed fund, we designed your portfolio to remain relatively fixed. Your trust will generally buy and sell securities:

  *  to pay expenses,

  *  to issue additional units or redeem units,

  *  in limited circumstances to protect the trust,

  * to make required distributions or avoid imposition of taxes on the trust, or

  *  as permitted by the trust agreement.

  When your trust sells securities, the composition and diversity of the securities in the portfolio may be altered. Your trust will generally reject any offer for securities or other property in exchange for the securities in its portfolio. If your trust receives securities or other property, it will either hold the securities or property in the portfolio or sell the securities or property and distribute the proceeds.

  We will increase the size of your trust as we sell units. When we create additional units, we will seek to maintain a portfolio that replicates the principal amounts of the securities in the portfolio. When your trust buys securities, it may pay brokerage or other acquisition fees. You could experience a dilution of your investment because of these fees and fluctuations in security prices between the time we create units and the time your trust buys the securities. Because the trust pays the brokerage fees associated with the creation of new units and with the sale of securities


24     Understanding Your Investment
to meet redemption and exchange requests, frequent redemption and exchange activity will likely result in higher brokerage expenses. When your trust buys or sells securities, we may direct that it place orders with and pay brokerage commissions to brokers that sell units or are affiliated with us, your trust or the trustee.

  In the event of a failure to deliver any bond that has been purchased for the trust under a contract ("failed bonds"), the sponsor is authorized to purchase other bonds ("replacement bonds"). The trustee shall pay for replacement bonds out of funds held in connection with the failed bonds and will accept delivery of such bonds to make up the original principal of the trust. The replacement bonds must be purchased within 20 days after delivery of the notice of the failed contract, and the purchase price (exclusive of accrued interest) may not exceed the principal attributable to the failed bonds. Whenever a replacement bond has been acquired for the trust, the trustee shall, within five days thereafter, notify all unitholders of the trust of the acquisition of the replacement bond and shall, on the next distribution date which is more than 30 days thereafter, make a pro rata distribution of the amount, if any, by which the cost to the trust of the failed bond exceeded the cost of the replacement bond. In addition, a replacement bond must be a bond as originally selected for deposit in the trust or a bond which the sponsor determines to be similar in character as the bond originally selected for deposit in the trust.

  If the right of limited substitution described above shall not be used to acquire replacement bonds in the event of a failed contract, the sponsor will refund the sales charge attributable to such failed bonds to all unitholders of the trust, and distribute the principal attributable to such failed bonds on the next monthly distribution date which is more than 30 days thereafter. In the event a replacement bond is not acquired by the trust, the estimated net annual interest income per unit would be reduced and the estimated current and long-term returns might be lowered.

  ESTIMATED CURRENT AND LONG-TERM RETURNS. The estimated current return and the estimated long-term return as of the business day before the trust's inception date are shown under "Essential Information" in the "Investment Summary" section of this prospectus. Estimated current return is calculated by dividing the estimated net annual interest income per unit by the public offering price. The estimated net annual interest income per unit will vary with changes in fees and expenses of your trust and with the default, redemption, maturity, exchange or sale of bonds. The public offering price will vary with changes in the price of the bonds. Accordingly, there is no assurance that the present estimated current return will be realized in the future. Estimated long-term return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of the bonds and (2) takes into account the expenses and sales charge associated with units. Since the value and estimated retirements of the bonds and the expenses of your trust will change, there is no assurance that the present estimated long-term return will be realized in the future. The estimated current return and estimated long-term return are expected to differ because the calculation of estimated long-term return reflects the estimated date and amount of principal returned while the estimated current return calculation includes only net annual interest income and public offering price.


                                            Understanding Your Investment     25

  AMENDING THE TRUST AGREEMENT. The sponsor and the trustee can change the trust agreement without your consent to correct any provision that may be defective or to make other provisions that will not materially adversely affect your interest (as determined by the sponsor and the trustee). We cannot change this agreement to reduce your interest in your trust without your consent. Investors owning two-thirds of the units in your trust may vote to change this agreement.

  TERMINATION OF YOUR TRUST. Your trust will terminate upon the maturity, payment, redemption, sale or other liquidation of all of the securities in the portfolio. The trustee may terminate your trust early if the value of the trust is less than 40% of the original value of the securities in the trust at the time of deposit. At this size, the expenses of your trust may create an undue burden on your investment. Investors owning two-thirds of the units in your trust may also vote to terminate the trust early. The trustee will liquidate the trust in the event that a sufficient number of units not yet sold to the public are tendered for redemption so that the net worth of the trust would be reduced to less than 40% of the value of the securities at the time they were deposited in the trust. If this happens, we will refund any sales charge that you paid.

  The trustee will notify you of any termination and sell any remaining securities. The trustee will send your final distribution to you within a reasonable time following liquidation of all the securities after deducting final expenses. Your termination distribution may be less than the price you originally paid for your units.

  THE SPONSOR. The sponsor of the trust is Advisors Asset Management, Inc. We are a broker-dealer specializing in providing trading and support services to broker-dealers, registered representatives, investment advisers and other financial professionals. Our headquarters are located at 18925 Base Camp Road, Monument, Colorado 80132. You can contact our unit investment trust division at 8100 East 22nd Street North, Suite 900B, Wichita, Kansas 67226-2309 or by using the contacts listed on the back cover of this prospectus. AAM is a registered broker-dealer and investment adviser, a member of the Financial Industry Regulatory Authority, Inc. (FINRA) and Securities Investor Protection Corporation (SIPC) and a registrant of the Municipal Securities Rulemaking Board
(MSRB). If we fail to or cannot perform our duties as sponsor or become bankrupt, the trustee may replace us, continue to operate your trust without a sponsor, or terminate your trust.

  We and your trust have adopted a code of ethics requiring our employees who have access to information on trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your trust.

  The sponsor or an affiliate may use the list of securities in the trust in its independent capacity (which may include acting as an investment adviser or broker-dealer) and distribute this information to various individuals and entities. The sponsor or an affiliate may recommend or effect transactions in the securities. This may also have an impact on the price your trust pays for the securities and the price received upon unit redemption or trust termination. The sponsor may act as agent or principal in connection with the purchase and sale of securities, including those held by the trust, and may act as a specialist market maker in the securities. The sponsor may also issue reports and make recommendations on the securities in the trust. The sponsor or an


26     Understanding Your Investment
affiliate may have participated in a public offering of one or more of the securities in the trust. The sponsor, an affiliate or their employees may have a long or short position in these securities or related securities. An officer, director or employee of the sponsor or an affiliate may be an officer or director for the issuers of the securities.

  THE TRUSTEE. The Bank of New York Mellon is the trustee of your trust with its principal unit investment trust division offices located at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217. You can contact the trustee by calling the telephone number on the back cover of this prospectus or by writing to its unit investment trust office. We may remove and replace the trustee in some cases without your consent. The trustee may also resign by notifying us and investors.

  HOW WE DISTRIBUTE UNITS. We sell units to the public through broker-dealers and other firms. We pay part of the sales fee to these distribution firms when they sell units. For secondary market transactions, the sponsor will sell units of the trust to broker-dealers and selling agents at the public offering price per unit less a concession or agency commission equal to 80% of the sales fee applicable for the transaction. Dealers other than the sponsor may sell units in the secondary market to other broker-dealers and selling agents at the public offering price per unit less a concession or agency commission not in excess of the secondary market concession allowed to the dealer. Any sales fee discount is borne by the broker-dealer or selling firm out of the concession or agency commission, except as stated above. We reserve the right to change the amount of concessions or agency commissions from time to time.

  We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell shares of units of this trust and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker- dealer firms and similar activities designed to promote the sale of the our products. These arrangements will not change the price you pay for your units.

  We generally register units for sale in various states in the U.S. We do not register units for sale in any foreign country. This prospectus does not constitute an offer of units in any state or country where units cannot be offered or sold lawfully. We may reject any order for units in whole or in part.

  We may gain or lose money when we hold units in the primary or secondary market due to fluctuations in unit prices. The gain or loss is equal to the difference between the price we pay for units and the price at which we sell or redeem them. We may also gain or lose money when we deposit securities to create units.

                                      TAXES

  This section summarizes some of the main U.S. federal income tax consequences of owning units of the trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or


                                            Understanding Your Investment     27
other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

  This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the trust. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

  As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

  TRUST STATUS. The trust intends to qualify as a "regulated investment company" under the federal tax laws. If the trust qualifies as a regulated investment company and distributes its income as required by the tax law, the trust generally will not pay federal income taxes.

  DISTRIBUTIONS. Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your trust's distributions into three categories, ordinary income distributions, capital gains dividends and return of capital.

  Ordinary income distributions are generally taxed at your ordinary tax rate. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your trust is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from your trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

  DIVIDENDS RECEIVED DEDUCTION. A corporation that owns units generally will not be entitled to the dividends received deduction with respect to dividends received from the trust because the dividends received deduction is generally not available for distributions from regulated investment companies.

  SALE OR REDEMPTION OF UNITS. If you sell or redeem your units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your units from the amount you receive in the transaction.

  Your tax basis in your units is generally equal to the cost of your units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your units.

  CAPITAL GAINS AND LOSSES. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an


28     Understanding Your Investment
individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

  Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your units to determine your holding period. However, if you receive a capital gain dividend from your trust and sell your unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

  EXCHANGES. If you elect to have your proceeds from your trust rolled over into a future series of the trust, the exchange would generally be considered a sale for federal income tax purposes.

  DEDUCTIBILITY OF TRUST EXPENSES. Generally, expenses incurred by your trust will be deducted from the gross income received by your trust and only your share of the trust's net income will be paid to you and reported as taxable income to you. However, if the units of your trust are held by fewer than 500 unitholders at any time during a taxable year, your trust will generally not be able to deduct certain expenses from income, thus resulting in your reported share of the trust's taxable income being increased by your share of those expenses, even though you do not receive a corresponding cash distribution. In this case you may be able to take a deduction for these expenses; however, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

  FOREIGN INVESTORS. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the trust will be characterized as dividends for federal income tax purposes (other than dividends which the trust designates as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a foreign investor from the trust that are properly designated by the trust as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the trust makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the trust beginning prior to 2010, distributions from the trust that are properly designated by the trust as an interest-related dividend attributable to certain interest income received by the trust or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the trust may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the trust makes certain elections and certain other conditions are met.


                                            Understanding Your Investment     29

                                    EXPENSES

  Your trust will pay various expenses to conduct its operations. The "Fees and Expenses" section of the "Investment Summary" in this prospectus shows the estimated amount of these expenses.

  Your trust will pay a fee to the trustee for its services. The trustee also benefits when it holds cash for your trust in non-interest bearing accounts. Your trust will reimburse us as supervisor, evaluator and sponsor for providing portfolio supervisory services, for evaluating your portfolio and for providing bookkeeping and administrative services. Our reimbursements may exceed the costs of the services we provide to your trust but will not exceed the costs of services provided to all of our unit investment trusts in any calendar year. All of these fees may adjust for inflation without your approval.

  Your trust will also pay its general operating expenses. Your trust may pay expenses such as trustee expenses (including legal and auditing expenses), various governmental charges, fees for extraordinary trustee services, costs of taking action to protect your trust, costs of indemnifying the trustee and the sponsor, legal fees and expenses, expenses incurred in contacting you and costs incurred to reimburse the trustee for advancing funds to meet distributions. Your trust may pay the costs of updating its registration statement each year. The trustee will generally pay trust expenses from interest income and principal payments received on the securities but in some cases may sell securities to pay trust expenses.

                                     EXPERTS

  LEGAL MATTERS. Chapman and Cutler LLP acts as counsel for the trust and has given an opinion that the units are validly issued. Dorsey & Whitney LLP acts as counsel for the trustee.

  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Grant Thornton LLP, independent registered public accounting firm, audited the statement of financial condition and the portfolio in this prospectus.

                             ADDITIONAL INFORMATION

  This prospectus does not contain all the information in the registration statement that your trust filed with the Securities and Exchange Commission. The Information Supplement, which was filed with the Securities and Exchange Commission, includes more detailed information about the securities in your portfolio, investment risks and general information about your trust. You can obtain the Information Supplement by contacting us or the Securities and Exchange Commission as indicated on the back cover of this prospectus. This prospectus incorporates the Information Supplement by reference (it is legally considered part of this prospectus).





30     Understanding Your Investment

CONTENTS

INVESTMENT SUMMARY
-----------------------------------------------------------------------

A concise description        2     Investment Objective
of essential information     2     Principal Investment Strategy
about the portfolio          2     Principal Risks
                             3     Who Should Invest
                             3     Essential Information
                             3     Fees and Expenses
                             4     Types of Bonds
                             4     Location of Issuers
                             4     Insurance on the Bonds
                             5     Report of Independent Registered
                                   Public Accounting Firm
                             6     Statement of Assets and Liabilities
                             7     Statement of Operations
                             8     Statement of Changes in
                                   Net Assets
                             9     Schedule of Investments
                            11     Notes to Financial Statements

UNDERSTANDING YOUR INVESTMENT
-----------------------------------------------------------------------

Detailed information to     14     How to Buy Units
help you understand         15     How to Sell Your Units
your investment             17     Distributions
                            18     Investment Risks
                            24     Bond Insurance
                            24     How the Trust Works
                            27     Taxes
                            30     Expenses
                            30     Experts
                            30     Additional Information

WHERE TO LEARN MORE
-----------------------------------------------------------------------

You can contact us for             VISIT US ON THE INTERNET
free information about             http://www.AAMportfolios.com
this and other investments,        BY E-MAIL
including the Information          info@AAMportfolios.com
Supplement                         CALL ADVISORS ASSET MANAGEMENT, INC.
                                   (877) 858-1773
                                   CALL THE BANK OF NEW YORK MELLON
                                   (800) 848-6468

ADDITIONAL INFORMATION
-----------------------------------------------------------------------

This prospectus does not contain all information filed with the Securities and Exchange Commission. To obtain or copy this information including the Information Supplement (a duplication fee may be required):

  E-MAIL:  publicinfo@sec.gov
  WRITE:   Public Reference Section
           Washington, D.C.  20549
  VISIT:   http://www.sec.gov
           (EDGAR Database)
  CALL:    1-202-551-8090
           (only for information on the operation of the Public Reference Section)

REFER TO:
  ADVISOR'S DISCIPLINED TRUST 193
  Securities Act file number:  333-146570
  Investment Company Act file number:  811-21056





                          TAXABLE MUNICIPAL PORTFOLIO,
                                    SERIES 1


                                   PROSPECTUS


                                FEBRUARY 26, 2009














                                     [LOGO]

                                      AAM

                                    ADVISORS
                                ASSET MANAGEMENT

                         ADVISOR'S DISCIPLINED TRUST 193

                      TAXABLE MUNICIPAL PORTFOLIO, SERIES 1

                             INFORMATION SUPPLEMENT

                                  FEBRUARY 2009

      This Information Supplement provides additional information concerning each trust described in the prospectus for the unit investment trust identified above. This Information Supplement should be read in conjunction with the prospectus. It is not a prospectus. It does not include all of the information that an investor should consider before investing in a trust. It may not be used to offer or sell units of a trust without the prospectus. This Information Supplement is incorporated into the prospectus by reference and has been filed as part of the registration statement with the Securities and Exchange Commission. Investors should obtain and read the prospectus prior to purchasing units of a trust. You can obtain the prospectus without charge by contacting your financial professional or by contacting the unit investment trust division of Advisors Asset Management, Inc. at 18925 Base Camp Road, Suite 203, Monument, Colorado 80132, at 8100 East 22nd Street North, Suite 900B, Wichita, Kansas 67226-2309 or by calling (877) 858-1773. This Information Supplement is dated as of the date set forth above.


                                    CONTENTS

          General Information                                   2
          Investment Objective and Policies                     3
          Risk Factors                                          7
          Insurance on the Bonds                               13
          Administration of the Trust                          25
          Purchase, Redemption and Pricing of Units            32
          Taxation                                             37
          Performance Information                              39
          Description of Securities Ratings                    40

GENERAL INFORMATION

     Each trust is one of a series of separate unit investment trusts created under the name Advisors Disciplined Trust and registered under the Investment Company Act of 1940. Each trust was created as a common law trust on the inception date described in the prospectus under the laws of the state of New York. Each trust was created under a trust agreement among Advisors Asset Management, Inc. (as sponsor, evaluator and supervisor) and The Bank of New York Mellon (as trustee). The sponsor provides services to unit investment trusts through its Advisor's Asset Management division.

     When your trust was created, the sponsor delivered to the trustee securities or contracts for the purchase thereof for deposit in the trust and the trustee delivered to the sponsor documentation evidencing the ownership of units of the trust. Additional units of each trust may be issued from time to time by depositing in the trust additional securities (or contracts for the purchase thereof together with cash or irrevocable letters of credit) or cash (including a letter of credit or the equivalent) with instructions to purchase additional securities. As additional units are issued by a trust as a result of the deposit of additional securities by the sponsor, the aggregate value of the securities in the trust will be increased and the fractional undivided interest in the trust represented by each unit will be decreased. The sponsor may continue to make additional deposits of securities into a trust, provided that such additional deposits will be in principal amounts which will generally maintain the same original percentage relationship among the principal amounts of the securities in such trust established by the initial deposit of the securities. Thus, although additional units will be issued, each unit will generally continue to represent the same principal amount of each security, and the percentage relationship among the principal amount of each security in the related trust will generally remain the same. If the sponsor deposits cash to purchase additional securities, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the securities between the time of the cash deposit and the purchase of the securities and because the trust will pay any associated brokerage fees.

     The trustee has not participated in the selection of the securities deposited in the trust and has no responsibility for the composition of the trust portfolio.

     Each unit initially offered represents an undivided interest in the related trust. To the extent that any units are redeemed by the trustee or additional units are issued as a result of additional securities being deposited by the sponsor, the fractional undivided interest in a trust represented by each unredeemed unit will increase or decrease accordingly, although the actual interest in such trust represented by such fraction will remain unchanged.
Units will remain outstanding until redeemed upon tender to the trustee by unitholders, which may include the sponsor, or until the termination of the trust agreement.

     A trust consists of (a) the securities listed under "Portfolio" in the prospectus as may continue to be held from time to time in the trust, (b) any additional securities acquired and held by the trust pursuant to the provisions of the trust agreement and (c) any cash held in the accounts of the trust. Neither the sponsor nor the trustee shall be liable in any way for any failure in any of the securities. However, should any contract for the purchase of any of the securities initially deposited in a trust fail, the sponsor will, unless substantially all of the moneys held in the trust to cover such purchase are reinvested in substitute securities in accordance with the trust agreement, refund the cash and sales charge attributable to such failed contract to all unitholders on the next distribution date.

INVESTMENT OBJECTIVE AND POLICIES

     The trust seeks to provide taxable interest income and to provide capital preservation by investing in a portfolio primarily consisting of long-term investment grade municipal bonds. There is, of course, no guarantee that the trust will achieve its objective. The prospectus provides additional information regarding the trust's objective and investment strategy.

     The trust is a unit investment trust and is not an "actively managed" fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. The portfolio of a trust, however, will not be actively managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its securities from a portfolio.

     The sponsor may not alter the portfolio of a trust by the purchase, sale or substitution of securities, except in the special circumstances discussed herein regarding the substitution of replacement securities for any failed securities. Thus, with the exception of the redemption or maturity of securities in accordance with their terms, the assets of a trust will remain unchanged under normal circumstances.

     The sponsor may direct the trustee to dispose of securities the value of which has been affected by certain adverse events including institution of certain legal proceedings or decline in price or the occurrence of other market factors, including advance refunding, so that in the opinion of the sponsor the retention of such securities in a trust would be detrimental to the interest of the unitholders. The proceeds from any such sales, exclusive of any portion which represents accrued interest, will be credited to the Principal Account of such trust for distribution to the unitholders.

     The sponsor is required to instruct the trustee to reject any offer made by an issuer of securities to issue new securities, or to exchange securities, for trust securities, the trustee shall reject such offer. However, should any issuance, exchange or substitution be effected notwithstanding such rejection or without an initial offer, any securities or property received shall be deposited in the trust and shall be promptly sold by the trustee unless the sponsor advises the trustee to keep such securities or properties. The excess cash proceeds of any such sales will be distributed to unitholders.

     If a public tender offer has been made for a security or a merger, acquisition or similar transaction has been announced affecting a security, the trustee may either sell the security or accept a tender offer if the supervisor determines that the action is in the best interest of unitholders. The trustee will distribute any excess cash proceeds to unitholders. If your trust receives securities or other property, it will either hold the securities or property in the portfolio or sell the securities or property and distribute the proceeds. The sponsor may direct the reinvestment of security sale proceeds if the sale is the direct result of serious adverse credit factors which, in the opinion of the sponsor, would make retention of the securities detrimental to the trust. In such a case, the sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in the trust on the trust's inception date. The sponsor may also instruct the trustee to take action necessary to ensure that the portfolio continues to satisfy the qualifications of a regulated investment company for federal tax purposes if the trust has elected to be taxed as a regulated investment company.

     The trustee may sell securities, designated by the sponsor, from a trust for the purpose of redeeming units of such trust tendered for redemption and the payment of expenses.

     In addition, if a trust has elected to be taxed as a regulated investment company, the trustee may dispose of certain securities and take such further action as may be needed from time to time to ensure that a trust continues to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code, and as may be needed from time to time to avoid the imposition of any tax on a trust or undistributed income of a trust as a regulated investment company.

     Proceeds from the sale of securities (or any securities or other property received by a trust in exchange for securities) are credited to the Principal Account of a trust for distribution to unitholders or to meet redemptions. Except for failed securities and as provided herein, in the prospectus or in the trust agreement, the acquisition by a trust of any securities other than the portfolio securities is prohibited.

     Because certain of the securities in certain of the trusts may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to unitholders and will not be reinvested, no assurance can be given that a trust will retain for any length of time its present size and composition. Neither the sponsor nor the trustee shall be liable in any way for any default, failure or defect in any security. In the event of a failure to deliver any security that has been purchased for a trust under a contract, including those securities purchased on a "when, as and if issued" basis ("Failed Securities"), the sponsor is authorized under the trust agreement to direct the trustee to acquire other securities ("Replacement Securities") to make up the original corpus of such trust.

     Securities in certain of the trusts may have been purchased on a "when, as and if issued" or delayed delivery basis with delivery expected to take place after the first settlement date. Accordingly, the delivery of such securities may be delayed or may not occur. Interest on these securities begins accruing to the benefit of unitholders on their respective dates of delivery.
Unitholders of all trusts will be "at risk" with respect to any "when, as and if issued" or "delayed delivery" securities included in their respective trust (i.e., may derive either gain or loss from fluctuations in the evaluation of such securities) from the date they commit for units.

     The Replacement Securities must be purchased within 20 days after delivery of the notice that a contract to deliver a security will not be honored and the purchase price may not exceed the amount of funds reserved for the purchase of the Failed Securities. The purchase price of the Replacement Securities (exclusive of accrued interest) shall not exceed the principal attributable to the Failed Securities. In addition, no substitution of Replacement Securities will be made without an opinion of counsel that such substitution will not adversely affect the federal income tax status of the related trust. Whenever a Replacement Security is acquired for a trust, the trustee shall, within five days thereafter, notify all unitholders of the trust of the acquisition of the Replacement Security and shall, on the next monthly distribution date which is more than 30 days thereafter, make a pro rata distribution of the amount, if any, by which the cost to the trust of the Failed Security exceeded the cost of the Replacement Security. Once all of the securities in a trust are acquired, the trustee will have no power to vary the investments of the trust, i.e., the trustee will have no managerial power to take advantage of market variations to improve a unitholder's investment.

     If the right of limited substitution described in the preceding paragraphs is not utilized to acquire Replacement Securities in the event of a failed contract, the sponsor will refund the sales fee attributable to such Failed Securities to all unitholders of the trust and the trustee will distribute the principal and accrued interest attributable to such Failed Securities not more than 30 days after the date on which the trustee would have been required to purchase a Replacement Security. In addition, unitholders should be aware that, at the time of receipt of such principal, they may not be able to reinvest such proceeds in other securities at a yield equal to or in excess of the yield which such proceeds would have earned for unitholders of such trust.

     Whether or not a Replacement Security is acquired, an amount equal to the accrued interest (at the coupon rate of the Failed Securities) will be paid to unitholders of the trust to the date the sponsor removes the Failed Securities from the trust if the sponsor determines not to purchase a Replacement Security or to the date of substitution if a Replacement Security is purchased. All such interest paid to unitholders which accrued after the date of settlement for a purchase of units will be paid by the sponsor. In the event a Replacement Security could not be acquired by a trust, the net annual interest income per unit for such trust would be reduced and the estimated current return and estimated long-term return might be lowered.

     Subsequent to the trust's inception, a security may cease to be rated or its rating may be reduced below any minimum required as of the trust's inception. Neither event requires the elimination of such investment from a trust, but may be considered in the sponsor's determination to direct the trustee to dispose of such investment.

     The sponsor may not alter the portfolio of a trust except upon the happening of certain extraordinary circumstances. Certain of the securities may be subject to optional call or mandatory redemption pursuant to sinking fund provisions, in each case prior to their stated maturity. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer, often at a premium over par. A refunding is a method by which a bond issue is redeemed, at or before maturity, by the proceeds of a new bond issue. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par with proceeds from a fund accumulated for the scheduled retirement of a portion of an issue to maturity. Special or extraordinary redemption provisions may provide for redemption at par of all or a portion of an issue upon the occurrence of certain circumstances. Redemption pursuant to optional call provisions is more likely to occur, and redemption pursuant to special or extraordinary redemption provisions may occur, when the securities have an offering side evaluation which represents a premium over par, that is, when they are able to be refinanced at a lower cost. The proceeds from any such call or redemption pursuant to sinking fund provisions, as well as proceeds from the sale of securities and from securities which mature in accordance with their terms from a trust, unless utilized to pay for units tendered for redemption, will be distributed to unitholders of such trust and will not be used to purchase additional securities for such trust. Accordingly, any such call, redemption, sale or maturity will reduce the size and diversity of a trust and the net annual interest income of such trust and may reduce the estimated current return and the estimated long-term return. The call, redemption, sale or maturity of securities also may have tax consequences to a unitholder.

     Certain of the securities in certain of the trusts may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount securities at the time they were purchased and deposited in the trusts were lower than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of securities purchased at a market discount will increase in value faster than securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of securities purchased at a market discount will decrease faster than securities purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium securities and the prepayment benefit for lower yielding, discount securities will be reduced. A discount security held to maturity will have a larger portion of its total return in the form of taxable income and capital gain and loss in the form of tax-exempt interest income than a comparable security newly issued at current market rates. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the sponsor nor the trustee shall be liable in any way for any default, failure or defect in any of the securities.

     Certain of the securities in the trust may be "zero coupon" bonds, i.e., an original issue discount bond that does not provide for the payment of current interest. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest currently.

     To the best of the sponsor's knowledge, there is no litigation pending as of the trust's inception in respect of any security which might reasonably be expected to have a material adverse effect on the trust. At any time after the trust's inception, litigation may be instituted on a variety of grounds with respect to the securities. The sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the trust. The sponsor and the trustee shall not be liable in any way for any default, failure or defect in any security.

RISK FACTORS

     MUNICIPAL BONDS. The trusts include certain types of bonds described below. Accordingly, an investment in a trust should be made with an understanding of the characteristics of and risks associated with such bonds. The types of bonds included in each trust are described in the prospectus. Neither the sponsor nor the trustee shall be liable in any way for any default, failure or defect in any of the bonds.

     Certain of the bonds may be general obligations of a governmental entity that are backed by the taxing power of such entity. All other bonds in the trusts are revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different bonds in a trust, both within a particular classification and between classifications, depending on numerous factors.

     Certain of the bonds may be obligations which derive their payments from mortgage loans. Certain of such housing bonds may be FHA insured or may be single family mortgage revenue bonds issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period. Additionally, unusually high rates of default on the underlying mortgage loans may reduce revenues available for the payment of principal of or interest on such mortgage revenue bonds. These bonds were issued under Section 103A of the Internal Revenue Code, which Section contains certain requirements relating to the use of the proceeds of such bonds in order for the interest on such bonds to retain its tax-exempt status. In each case the issuer of the bonds has covenanted to comply with applicable requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from Federal income tax under existing laws and regulations. Certain issuers of housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds. In connection with the housing bonds held by a trust, the Sponsor at the Date of Deposit is not aware that any of the respective issuers of such bonds are actively considering the redemption of such bonds prior to their respective stated initial call dates.

     Certain of the bonds may be health care revenue bonds. Ratings of bonds issued for health care facilities are often based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, demand for services and the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other health care facilities, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, the cost and possible unavailability of malpractice insurance, the funding of Medicare, Medicaid and other similar third party pay or programs, government regulation and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party pay or programs.

     Certain of the bonds may be obligations of public utility issuers, including those selling wholesale and retail electric power and gas. General problems of such issuers would include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. In addition, Federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the bonds to make payments of principal and/or interest on such bonds.

     Certain of the bonds may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Such bonds are generally payable from user fees. The problems of such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances.

     Certain of the bonds may be industrial revenue bonds ("IRBs"). IRBs have generally been issued under bond resolutions pursuant to which the revenues and receipts payable under the arrangements with the operator of a particular project have been assigned and pledged to purchasers. In some cases, a mortgage on the underlying project may have been granted as security for the IRBs. Regardless of the structure, payment of IRBs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or environmentally-caused illnesses, extensive competition and financial deterioration resulting from a corporate restructuring pursuant to a leveraged buy-out, takeover or otherwise. Such a restructuring may result in the operator of a project becoming highly leveraged which may impact on such operator's creditworthiness which in turn would have an adverse impact on the rating and/or market value of such bonds. Further, the possibility of such a restructuring may have an adverse impact on the market for and consequently the value of such bonds, even though no actual takeover or other action is ever contemplated or effected.

     Certain of the bonds may be obligations that are secured by lease payments of a governmental entity (hereinafter called "lease obligations"). Lease obligations are often in the form of certificates of participation. Although the lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to appropriate for and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. A governmental entity that enters into such a lease agreement cannot obligate future governments to appropriate for and make lease payments but covenants to take such action as is necessary to include any lease payments due in its budgets and to make the appropriations therefor. A governmental entity's failure to appropriate for and to make payments under its lease obligation could result in insufficient funds available for payment of the obligations secured thereby. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult.

     Certain of the bonds may be obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes or for higher education systems, from tuition, dormitory revenues, grants and endowments. General problems relating to school bonds include litigation contesting the state constitutionality of financing public education in part from ad valorem taxes, thereby creating a disparity in educational funds available to schools in wealthy areas and schools in poor areas. Litigation or legislation on this issue may affect the sources of funds available for the payment of school bonds in the trusts. General problems relating to college and university obligations include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

     Certain of the bonds in certain of the trusts may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. From time to time the air transport industry has experienced significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines have experienced severe financial difficulties. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

     Certain of the bonds may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; and administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform or impose unreasonable burdens or excessive liabilities. The sponsor cannot predict the causes or likelihood of the redemption of resource recovery bonds in a trust prior to the stated maturity of the bonds.

     Certain of the bonds held by the trust may have been acquired at a market discount from par value at maturity. The coupon interest rates on discount bonds at the time they were purchased and deposited in a trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued comparable bonds increase, the market discount of previously issued bonds will become greater, and if such interest rates for newly issued comparable bonds decline, the market discount of previously issued bonds will be reduced, other things being equal. Investors should also note that the value of bonds purchased at a market discount will increase in value faster than bonds purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of bonds purchased at a market discount will decrease faster than bonds purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium bonds and the prepayment benefit for lower yielding, discount bonds will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the sponsor nor the trustee shall be liable in any way for any default, failure or defect in any of the bonds.

     Certain of the bonds may be "zero coupon" bonds. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

     Certain of the bonds may have been purchased on a "when, as and if issued" or "delayed delivery" basis. See "Notes to Portfolio" in the prospectus. The delivery of any such bonds may be delayed or may not occur. Interest on these Bonds begins accruing to the benefit of unitholders on their respective dates of delivery. To the extent any bonds are actually delivered to a trust after their respective expected dates of delivery, unitholders who purchase their unit prior to the date such bonds are actually delivered to the trustee would be required to adjust their tax basis in their unit for a portion of the interest accruing on such bonds during the interval between their purchase of unit and the actual delivery of such bonds. As a result of any such adjustment, the Estimated Current Returns during the first year would be slightly lower than those stated in the Prospectus which would be the returns after the first year, assuming the portfolio of a trust and estimated annual expenses other than that of the trustee (which may be reduced in the first year only) do not vary from that set forth in the prospectus. Unitholders will be "at risk" with respect to all bonds in the portfolios including "when, as and if issued" and "delayed delivery" bonds (i.e., may derive either gain or loss from fluctuations in the evaluation of such bonds) from the date they commit for unit.

     Certain of the bonds may be subject to redemption prior to their stated maturity date pursuant to sinking fund provisions, call provisions or extraordinary optional or mandatory redemption provisions or otherwise. A sinking fund is a reserve fund accumulated over a period of time for retirement of debt. A callable debt obligation is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a debt obligation is redeemed, at or before maturity, by the proceeds of a new debt obligation. In general, call provisions are more likely to be exercised when the offering side valuation is at a premium over par than when it is at a discount from par. The exercise of redemption or call provisions will (except to the extent the proceeds of the called bonds are used to pay for unit redemptions) result in the distribution of principal and may result in a reduction in the amount of subsequent interest distributions; it may also affect the current return on unit of the trust involved. Each trust portfolio contains a listing of the sinking fund and call provisions, if any, with respect to each of the debt obligations. Extraordinary optional redemptions and mandatory redemptions result from the happening of certain events. Generally, events that may permit the extraordinary optional redemption of bonds or may require the mandatory redemption of bonds include, among others: a final determination that the interest on the bonds is taxable; the substantial damage or destruction by fire or other casualty of the project for which the proceeds of the bonds were used; an exercise by a local, state or Federal governmental unit of its power of eminent domain to take all or substantially all of the project for which the proceeds of the bonds were used; changes in the economic availability of raw materials, operating supplies or facilities or technological or other changes which render the operation of the project for which the proceeds of the bonds were used uneconomic; changes in law or an administrative or judicial decree which renders the performance of the agreement under which the proceeds of the bonds were made available to finance the project impossible or which creates unreasonable burdens or which imposes excessive liabilities, such as taxes, not imposed on the date the bonds are issued on the issuer of the bonds or the user of the proceeds of the bonds; an administrative or judicial decree which requires the cessation of a substantial part of the operations of the project financed with the proceeds of the bonds; an overestimate of the costs of the project to be financed with the proceeds of the bonds resulting in excess proceeds of the bonds which may be applied to redeem bonds; or an underestimate of a source of funds securing the bonds resulting in excess funds which may be applied to redeem bonds. The issuer of certain bonds in a trust may have sold or reserved the right to sell, upon the satisfaction of certain conditions, to third parties all or any portion of its rights to call bonds in accordance with the stated redemption provisions of such bonds. In such a case the issuer no longer has the right to call the bonds for redemption unless it reacquires the rights from such third party. A third party pursuant to these rights may exercise the redemption provisions with respect to a bond at a time when the issuer of the bond might not have called a bond for redemption had it not sold such rights. The sponsor is unable to predict all of the circumstances which may result in such redemption of an issue of bonds. See also the discussion of single family mortgage and multi-family revenue bonds above for more information on the call provisions of such bonds.

     To the best knowledge of the sponsor, there is no litigation pending as of the Date of Deposit in respect of any bonds which might reasonably be expected to have a material adverse effect upon any of the trusts. At any time after the trust's inception date, litigation may be initiated on a variety of grounds with respect to bonds in a trust. Such litigation, as, for example, suits challenging the issuance of pollution control revenue bonds under environmental protection statutes, may affect the validity of such bonds or the tax-free nature of the interest thereon. While the outcome of litigation of such nature can never be entirely predicted, each trust has received or will receive opinions of bond counsel to the issuing authorities of each bond on the date of issuance to the effect that such bonds have been validly issued and that the interest thereon is exempt from Federal income tax. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to meet obligations undertaken with respect to the bonds.

     Certain of the bonds held by the trust may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium bonds at the time they were purchased by the trust were higher than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued and otherwise comparable bonds decrease, the market premium of previously issued bonds will be increased, and if such interest rates for newly issued comparable bonds increase, the market premium of previously issued bonds will be reduced, other things being equal. The current returns of bonds trading at a market premium are initially higher than the current returns of comparable bonds of a similar type issued at currently prevailing interest rates because premium bonds tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed bonds have an offering side valuation which represents a premium over par or for original issue discount bonds a premium over the accreted value.

     ADDITIONAL DEPOSITS. The trust agreement authorizes the sponsor to increase the size of a trust and the number of units thereof by the deposit of additional securities, or cash (including a letter of credit or the equivalent) with instructions to purchase additional securities, in such trust and the issuance of a corresponding number of additional units. In connection with these deposits, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the securities between the time of the deposit and the purchase of the securities and because a trust will pay the associated brokerage fees and other acquisition costs.

INSURANCE ON THE BONDS

     Insurance has been obtained on certain bonds guaranteeing prompt payment of interest and principal, when due, in respect of the bonds. See "Bond Insurance" in the prospectus. A brief description of potential insurers is contained below.

     ACA Financial Guaranty Corporation ("ACA Financial Guaranty"). ACA Financial Guaranty is an insurance subsidiary of ACA Capital Holding, Inc. that is organized in the State of Maryland. ACA Financial Guaranty assumes credit risk through the issuance of financial guaranty insurance policies across all of its business lines. While they are subject to S&P guidelines and capital adequacy tests which must be met in order to maintain a rating, as well as internal risk management parameters, their insured risk portfolio contains exposures of various credit qualities.

     As of March 31, 2008, ACA Financial Guaranty had a CCC financial strength rating from S&P with a CreditWatch outlook. This rating is crucial to ongoing business strategy. This rating is subject to periodic review by S&P, and S&P may revise or withdraw its rating at any time at its sole discretion. Such an action may be based on factors which are entirely outside of the company's control, such as changes in the views or the policies of the rating agencies in relation to the financial guaranty industry, changes to the risk profile of ACA Financial Guaranty's insurance portfolio or to other factors considered by S&P in providing such rating, or adverse developments in general economic conditions or the financial condition or results of operations of ACA Financial Guaranty. In addition, the financial strength rating of financial guaranty companies is based in part on the maintenance of specified amounts of resources available to pay claims.

     As of December 31, 2006, ACA Financial Guaranty noted that it had met its capital requirement with statutory capital of $387.1 million, and further noted that S&P had rated the company as A-rated. At the time, the company recognized that any change in applicable capital requirements or the incurrence of losses in excess of expectations could diminish capital below required rating agency levels. For instance, in 2004, the company had to raise capital in response to an increase in S&P capital requirements. It may be difficult or costly to raise the additional capital necessary to satisfy the rating agency levels in the future. The company currently intends to operate the business in a manner that maintains an "A" rating, but is under no obligation to do so, is not currently able to do so, and may not be able to do so going forward. A S&P downgrade of the financial strength rating, and/or placement of the company on its CreditWatch negative list or a change in its outlook to negative, could cause the reputation and financial performance in the structured credit and public finance industries to be materially adversely affected, which in turn could materially adversely impact financial performance. In addition, under the terms of a credit agreement, to the extent the company had outstanding borrowings under this facility, these borrowings would become due immediately, and would be unable to make future borrowings, when the financial strength rating falls below "A-."

     The parent company of ACA Financial Guaranty ("ACA") maintains a website at www.aca.com. ACA makes available on their website, free of charge and as soon as reasonably practicable after they file with, or furnish to, the SEC, copies of their most recently filed Annual Report on Form 10-K, all Quarterly Reports on Form 10-Q and all Current Reports on Form 8-K, including all amendments to those reports. In addition, copies of their Corporate Governance Guidelines, Code of Conduct, Code of Ethics for Chief Executive Officer and Senior Financial Officers, Policy Regarding Director Independence Determinations and the governing charters for each Committee of their Board of Directors are available free of charge on the website, as well as in print to any stockholder upon request. The public may read and copy materials they file with the SEC in person at the public reference facility maintained by the SEC at its public reference room at 100 F Street, NE, Washington, DC 20549 and copies of all or any part thereof may be obtained from that office upon payment of the prescribed fees. You may call the SEC at 1-800-SEC-0330 for further information on the operation of the public reference room and you can request copies of the documents, upon payment of a duplicating fee, by writing to the SEC. In addition, the SEC maintains a web site at http://www.sec.gov that contains reports, proxy and information statements and other information regarding companies, including us, that file electronically with the SEC.

     The information relating to ACA Financial Guaranty contained above has been furnished by ACA Financial Guaranty. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information subsequent to the date hereof.

     Ambac Assurance Corporation ("Ambac Assurance"). Ambac Financial Group, Inc., headquartered in New York City, is a holding company incorporated on April 29, 1991. Ambac's activities are divided into two business segments:
(i) Financial Guarantee and (ii) Financial Services. Ambac provides financial guarantee insurance for public and structured finance obligations through its principal operating subsidiary, Ambac Assurance Corporation. Ambac Assurance is the successor to the founding financial guarantee insurance company, which wrote the first bond insurance policy in 1971. As a holding company, Ambac is largely dependent on dividends from Ambac Assurance to pay dividends on its common stock, to pay principal and interest on its indebtedness and to pay its operating expenses.

     As of March 12, 2008, Ambac Assurance has a Aaa financial strength ratings from Moody's Investors Services, Inc. ("Moody's") and AAA from Standard and Poor's Rating Services ("S&P"). These ratings are an essential part of Ambac Assurance's ability to provide credit enhancement and are essential to Ambac Assurance's ability to compete in the financial guarantee business. Considering the high levels of delinquencies and defaults within residential mortgage loans, each of these rating agencies began a review of the capital adequacy of the financial guarantee industry in the fall of 2007. In late December 2007, following the rating agency reviews, Ambac Assurance's triple-A rating was affirmed by both S&P (with "negative outlook") and Moody's; however, Fitch placed Ambac's triple-A rating on "rating watch negative" and stated that Ambac Assurance had a modeled $1 billion capital shortfall. On January 16, 2008, Moody's put Ambac Assurance's triple-A rating on review for possible downgrade. On January 18, 2008, S&P placed Ambac Assurance's triple-A financial strength rating on Credit Watch Negative. On January 18, 2008, Fitch downgraded Ambac Assurance's insurance financial strength rating to double-A ("ratings watch negative"). On February 25, 2008, S&P reaffirmed Ambac Assurance's triple A rating, but kept it on Credit Watch Negative. On February 29, 2008, Moody's publicly announced that it is continuing a review for possible downgrade that was initiated on January
16. 2008. Based on an updated assessment of Ambac Assurance's mortgage risk, Moody's believes that Ambac Assurance's capital exceeds the minimum Aaa standard but falls below the Aaa target level. Moody's further stated that Ambac is actively pursuing capital strengthening activities that, if successful, are expected to result in Ambac Assurance meeting Moody's current estimate of the Aaa target level.

     There have been a number of recent developments with respect to ratings actions by the rating agencies. In light of the ongoing nature of ratings actions or announcements by the rating agencies, one should consult announcements by the rating agencies, the websites of the rating agencies and Ambac's website for the then current publicly available information. These ratings actions have had a significant impact on Ambac Assurance's ability to compete in the financial guarantee business. As a result of the rating agency actions described above, as well as significant disruption in the capital markets and investor concern with respect to our financial position, Ambac has been able to write only a limited amount of new financial guarantee business since November 2007.

     Ambac Assurance is subject to insurance regulatory requirements of the States of Wisconsin and New York, and the other jurisdictions in which it is licensed to conduct business. Statutory capital and surplus was $3,316,143 and $3,696,876 at December 31, 2007 and 2006, respectively. Qualified statutory capital was $6,422,486 and 6,382,490 at December 31, 2007 and 2006,
respectively. Statutory net income for Ambac Assurance was $53,964, $788,989 and $707,402 for 2007, 2006 and 2005, respectively. Statutory capital and surplus differs from stockholders' equity determined under GAAP principally due to statutory accounting rules that treat loss reserves, premiums earned, policy acquisition costs and deferred income taxes differently.

     The parent company of Ambac Assurance, Ambac Financial Group, Inc. ("Ambac Company"), is subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and in accordance therewith files reports, proxy statements and other information with the Securities and Exchange Commission (the "SEC"). These reports, proxy statements and other information can be read and copied at the SEC's public reference room at 100 F Street, N.E., Washington, D.C. 20549. Please call the SEC at 1-800-SEC-0330 for further information on the public reference room. The SEC maintains an Internet site at http://www.sec.gov that contains reports, proxy and information statements and other information regarding companies that file electronically with the SEC, including Ambac Company. These reports, proxy statements and other information can be read at the offices of the New York Stock Exchange, Inc., 20 Broad Street, New York, New York, 10005. Copies of Ambac Assurance's financial statements prepared in accordance with statutory accounting standards are available from Ambac Assurance. The address of Ambac Assurance's administrative offices and its telephone number are One State Street Plaza, 19th Floor, New York, New York, 10004 and (212) 668-0340.

     The information relating to Ambac Assurance contained above has been furnished by Ambac Assurance. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information subsequent to the date hereof.

   Assured Guaranty Corp. ("AGC") is a Maryland-domiciled financial guaranty insurance company licensed in all 50 states, the District of Columbia and Puerto Rico. AGC's principal direct financial guaranty company is focused on the mortgage-backed, asset-backed, public finance, structured finance and structured credit markets.

   As of June, 2008 AGC had insurer financial strength ratings of AAA from Standard & Poor's, Aaa from Moody's Investors Service and AAA from Fitch Ratings. On July 21, 2008, Moody's Investors Service placed under review for possible downgrade the Aaa insurance financial strength ratings of Assured Guaranty Corp. and its wholly owned subsidiary, Assured Guaranty (UK) Ltd., as well as the Aa2 insurance financial strength ratings of Assured Guaranty Re Ltd. and its affiliated insurance operating companies. Moody's has also placed under review for possible downgrade the Aa3 senior unsecured rating of parent company, Assured Guaranty US Holdings Inc. and the Aa3 issuer rating of the ultimate holding company, Assured Guaranty Ltd.

   AGC structures credit derivative transactions such that the method for making loss payments is similar to that for financial guaranty policies and only occurs as losses are realized on the underlying reference obligation. While the company's exposure under credit derivatives, like the company's exposure under financial guaranty insurance policies, have been generally for as long as the reference obligation remains outstanding, unlike financial guaranty policies, a credit derivative may be terminated for a breach of documentation or other specific events. In some older credit derivative transactions, one such specified event is the failure of AGC to maintain specified financial strength ratings ranging from A+ to BBB-. If a credit derivative is terminated, the company could be required to make a mark-to-market payment as determined under International Swaps and Derivatives Association, Inc. ("ISDA") documentation. For example, if AGC's rating were downgraded to A, under market conditions at June 30, 2008, if the counterparties exercised their right to terminate their credit derivatives, AGC would have been required make mark-to-market payments of approximately $73 million. Further, if AGC's rating was downgraded to levels between "BBB+" and "BB+" it would have been required to make additional mark to market payments of approximately $131 million at June 30, 2008. As of June 30, 2008 the Company had pre-IPO transactions with approximately $1.6 billion of par subject to collateral posting due to changes in market value. Currently no additional collateral posting is required or anticipated for these transactions.

     The information relating to AGC contained above has been furnished by AGC. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information subsequent to the date hereof.

     MBIA Insurance Corporation ("MBIA"). MBIA is the principal operating subsidiary of MBIA, Inc., a Connecticut corporation. MBIA Corp. is the successor to the business of the Municipal Bond Insurance Association, which began writing financial guarantees for municipal bonds in 1974. MBIA Corp. is the parent of MBIA Insurance Corp. of Illinois ("MBIA Illinois") and Capital Markets Assurance Corporation ("CapMAC"), both financial guarantee insurance companies that were acquired by MBIA Corp. At present, no new financial guarantee insurance is being offered by MBIA Illinois or CapMAC, but it is possible that either of those entities may insure transactions in the future.

     On January 17, 2008, Moody's placed the Aaa insurance financial strength ratings of MBIA Corp. and its insurance affiliates on watch list negative. On January 31, 2008, S&P placed the AAA insurance financial strength ratings of MBIA Corp. and its insurance affiliates on CreditWatch negative. On February 5, 2008, Fitch placed the AAA insurer financial strength ratings of MBIA Corp. and its insurance affiliates on rating watch negative. On February 25, 2008, S&P affirmed the AAA insurance financial strength ratings of MBIA Corp. and its insurance affiliates, the AA- rating of MBIA Inc.'s senior debt and the AA ratings of MBIA Corp.'s North Castle Custodial Trusts I-VIII, with a negative outlook. On February 26, 2008, Moody's affirmed the Aaa insurance financial strength ratings of MBIA Corp. and its insurance affiliates, the Aa2 ratings of MBIA Corp.'s Surplus Notes and the Aa3 ratings of the junior obligations of MBIA Corp. and the senior debt of MBIA Inc., with a negative rating outlook. MBIA Corp.'s ability to attract new business and to compete with other financial guarantors has been adversely affected by these rating agency actions. MBIA Corp's ability to attract new business and to compete with other triple-A rated financial guarantors and its results of operations and financial condition would be materially adversely affected by any actual reduction, or additional suggested possibility of a reduction, in its ratings.

     On February 25, 2008, the Company announced a plan to implement several initiatives in connection with the restructuring of MBIA's business over the next few years. A significant aspect of the plan will be the creation of separate legal operating entities for MBIA's public, structured and asset management businesses. This is intended to be accomplished as soon as feasible, with a goal of within five years. The objective behind this initiative is to retain the highest ratings possible for both the public finance and structured finance businesses. The implementation of this initiative is subject to various contingencies, including regulatory approval. There are also a number of other initiatives that are effective immediately, including: (i) the suspension of writing new structured finance business for an estimated six month period in order to both increase capital safety margins and to evaluate and revise the credit and risk management criteria and policies; (ii) the ceasing of issuing insurance policies for new credit derivative transactions except in transactions related to the reduction of existing derivative exposure; and (iii) the elimination of the current MBIA dividend to provide an additional $174 million of capital flexibility per year. In addition, the Company will now declare dividends on an annual basis rather than a quarterly basis.

     Virtually all of the insurance policies issued by MBIA Corp. provide an unconditional and irrevocable guarantee of the payment to a designated paying agent for the holders of the insured obligations of an amount equal to the payment of the principal of, and interest or other amounts owing on, insured obligations when due or, in the event that the Company has the right, at its discretion, to accelerate insured obligations upon default or otherwise, upon such acceleration by the Company. In addition, certain of MBIA Corp.'s insurance policies guarantee payments due under credit or other derivatives, including termination payments that may become due upon the occurrence of certain events. On February 25, 2008, the Company announced that it ceased insuring new credit derivative contracts within its insurance operations except in transactions related to the reduction of existing derivative exposure. In the event of a default in payment of principal, interest or other insured amounts by an issuer, MBIA Corp. promises to make funds available in the insured amount generally on the next business day following notification. MBIA Corp. generally has an agreement with a bank which provides for this payment upon receipt of proof of ownership of the obligations due, as well as upon receipt of instruments appointing the insurer as agent for the holders and evidencing the assignment of the rights of the holders with respect to the payments made by the insurer.

     Because MBIA Corp. generally guarantees to the holder of the underlying obligation the timely payment of amounts due on such obligation in accordance with its original payment schedule, in the case of a default on an insured obligation, payments under the insurance policy cannot be accelerated against MBIA Corp., except in certain limited circumstances, unless MBIA Corp. consents to the acceleration. In the event of a default, however, MBIA Corp. may have the right, in its sole discretion, to accelerate the obligations and pay them in full. Otherwise, MBIA Corp. is required to pay principal, interest or other amounts only as originally scheduled payments come due. Typically, even if the holders are permitted by the terms of the insured obligations to have the full amount of principal, accrued interest or other amounts due, declared due and payable immediately in the event of a default, MBIA Corp. is required to pay only the amounts scheduled to be paid, but not in fact paid, on each originally scheduled payment date. MBIA Corp.'s payment obligations after a default vary by deal and by insurance type. There are three primary types of policy payment requirements: i) timely interest and ultimate principal; ii) ultimate principal only at final maturity; and iii) payments upon settlement of individual collateral losses as they occur upon erosion of deal deductibles.

     At December 31, 2007, the net par amount outstanding on MBIA Corp.'s insured obligations (including insured obligations of MBIA Illinois, MBIA UK, MBIA Mexico and CapMAC, but excluding $25.5 billion of MBIA insured investment agreements and MTNs for MBIA Asset Management) was $678.7 billion. Net insurance in force, which includes all insured debt service, at December 31, 2007 was $1,022 billion. Net insurance in force, which is net of cessions to reinsurers, is also net of other reimbursement agreements that relate to certain contracts under which MBIA Corp. is entitled to reimbursement of losses on its insured portfolio but which do not qualify as reinsurance under accounting principles generally accepted in the United States of America.

     As of December 31, 2007, MBIA had admitted assets of $47 billion (unaudited), total liabilities of $43 billion (unaudited), and total capital and surplus of $3.6 billion (unaudited), determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.

     The information relating to MBIA and its affiliates contained above has been furnished by MBIA. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information subsequent to the date hereof.

     CIFG Assurance North America, Inc. ("CIFG"). CIFG, through its operating companies CIFG Assurance North America, Inc., a New York corporation, and CIFG Europe, provides financial guarantees for transactions in the public finance, structured finance, and infrastructure finance markets in the United States, Europe and around the world.

     On March 6, 2008, Moody's Investors Service downgraded to A1, from Aaa, the insurance financial strength ratings of CIFG. These rating actions reflect Moody's assessment of CIFG's weakened capitalization, impaired business opportunities, and uncertain strategic direction, as a result, in part, of its exposures to the US residential mortgage market. The rating outlook is stable. Moody's believes that CIFG's significant exposure to the mortgage sector, especially ABS CDOs is indicative of a risk posture far greater than would be consistent with a Aaa rating going forward. The company's participation in several mezzanine ABS CDOs, in particular, contributed to this view. The rating agency noted that CIFG is implementing significant changes to its governance and risk management to address some of the shortcomings of its prior strategy. Moody's added that CIFG, as the smallest and most recent entrant to the financial guaranty sector, has not yet established a market position on par with its larger competitors and that the ongoing credit stress at the firm significantly weakened its franchise, raising questions about the degree to which it will be able to regain market traction within a reasonable timeframe. CIFG's profitability is likely to remain weak over the near to intermediate term, particularly given the losses that are likely to be generated by its insurance portfolio, the expected reduced issuance volume, and the limited in-force book of business, said Moody's.

     On March 12, 2008, Standard & Poor's Ratings Services lowered its financial strength, financial enhancement, and issuer credit ratings on CIFG to 'A+' from 'AAA'. The outlooks remain negative, reflecting reservations regarding the company's ability to maintain its position as a viable competitor in the bond insurance industry, given its current staffing levels and its below-average earnings and return on earnings.

     On March 31, 2008, Fitch Ratings downgraded its ratings of CIFG to 'A-' from 'AA-' and removed CIFG from Rating Watch Negative, where it was originally placed on Feb. 5, 2008. The Rating Outlook is Negative. Fitch believes that it will be very difficult to stabilize the ratings of CIFG until the company can more effectively limit the downside risk from its SF CDOs through reinsurance or other risk mitigation initiatives. Fitch does not anticipate removing the Negative Rating Outlook over the near- to intermediate-term until the ultimate risk of loss on the SF CDO portfolio can be more definitively quantified.

     As of December 31, 2007, CIFG had admitted assets of $238 million, total liabilities of $205 million, and total surplus as regards policyholders of $66 million.

     The information relating to CIFG and its affiliates contained above has been furnished by CIFG. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information subsequent to the date hereof.

     Financial Guaranty Insurance Company ("FGIC"). FGIC is a wholly owned subsidiary of FGIC Corporation. The company provides financial guaranty insurance and other forms of credit enhancement for public finance and structured finance obligations. FGIC typically guarantees the scheduled payments of principal and interest on an issuer's obligations when due. FGIC is licensed to write financial guaranty insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and, through a branch, the United Kingdom.

     The recent deterioration in the U.S. housing and mortgage markets and the global credit markets, which accelerated in the fourth quarter of 2007, has adversely affected the company's business, results of operations and financial condition. The company's financial strength and credit ratings were recently downgraded by various rating agencies. For the fourth quarter of 2007 significant loss reserves were established for the exposure to certain collateralized debt obligations of asset-backed securities, which are backed primarily by subprime residential mortgage-backed securities, and to certain residential mortgage-backed securities, primarily backed by second-lien
mortgages.     As a result of these developments, the company has ceased writing new business for a period of time to preserve capital and is considering various alternatives to enhance its capital, restructure its operations and mitigate losses. However, no assurance can be given that any action taken by the company will improve its current ratings, that further rating downgrades will not occur, or that the company will be able to recommence writing new business in the near term or at all.

     Prior to the fourth quarter of 2007, FGIC's financial strength was rated "Aaa" by Moody's "AAA" by Standard & Poor's, and "AAA" by Fitch Ratings, Inc. Moody's, S&P and Fitch have since completed several assessments of FGIC's capital adequacy in relation to the Company's exposure to ABS CDOs which are backed primarily by subprime RMBS, and its exposure to first-lien and second-lien RMBS. As a result of these assessments, Moody's, S&P and Fitch downgraded the financial strength ratings of FGIC. As of March 14, 2008, Fitch had downgraded FGIC from AAA to AA with Negative Ratings Watch; Moody's downgraded FGIC from Aaa to A3 and the company remains on review for possible downgrade; and Standard and Poor's downgraded FGIC from AAA to A and the company remains on CreditWatch with developing implications. The financial strength ratings downgrades have adversely impacted the Company's ability to generate new business and, unless restored, will impact the Company's future business, operations and financial results.

     As of December 31, 2007, FGIC had net admitted assets of approximately $6.3 billion, total liabilities of approximately $5.5 billion. Statutory-basis surplus of FGIC at December 31, 2007 was $260,909.

     Copies of FGIC's most recent generally accepted accounting principles and statutory accounting practices financial statements are available upon request to: Financial Guaranty Insurance Company, 125 Park Avenue, New York, NY 10017,
Attention: Corporate Communications Department. Financial Guaranty's telephone number is (212) 312-3000.

     The information relating to FGIC and its affiliates contained above has been furnished by FGIC. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information subsequent to the date hereof.

     Financial Security Assurance, Inc. ("FSA"). Financial Security Assurance Holdings Ltd., through its insurance company subsidiaries, is primarily engaged in the business of providing financial guaranty insurance on public finance and asset- backed obligations in domestic and international markets. The company's principal insurance company subsidiary is Financial Security Assurance Inc., a wholly owned New York insurance company. FSA wholly owns FSA Insurance Company ("FSAIC"). FSAIC is an Oklahoma insurance company that primarily provides reinsurance to FSA. The Company is a subsidiary of Dexia Holdings, Inc., which, in turn, is owned 90% by Dexia Cr'edit Local S.A. and 10% by Dexia S.A. Dexia is a Belgian corporation whose shares are traded on the Euronext Brussels and Euronext Paris markets as well as on the Luxembourg Stock Exchange. Dexia is primarily engaged in the business of public finance, banking and investment management in France, Belgium, Luxembourg and other European countries, as well as in the United States. Dexia Cr'edit Local is a wholly owned subsidiary of Dexia.

     The Company's financial statements have been materially adversely impacted by "mark to market" adjustments that reflect the current market dislocation rather than management's expectation of credit losses or asset impairment. Downgrades of FSA's Triple-A financial strength ratings could have a material adverse effect on its long-term competitive position and prospects for future business opportunities as well as its results of operations and financial condition. If FSA were downgraded, the Company might be required to post incremental collateral to its investment agreement and derivative counterparties, introducing liquidity risk. In such event, the Company would be required to raise cash to fund such withdrawals by selling assets, in some cases realizing substantial market value loss, or to borrow against the value of such assets.

     As of March 31, 2008, all three rating agencies have affirmed FSA's Triple-A rating with a stable outlook. S&P, Moody's and Fitch Ratings periodically make an assessment of FSA, which may include an assessment of the credits insured by FSA and of the reinsurers and other providers of capital support to FSA, to confirm that FSA continues to satisfy the rating agencies' capital adequacy criteria necessary to maintain FSA's Triple-A ratings. Rating agency capital models, the assumptions used in the models and the components of the capital adequacy calculations, including ratings and, in the case of S&P, capital charges, are subject to change by the rating agencies at any time. Any of Fitch, Moody's or S&P may conclude that FSA will need to raise additional capital or take other measures to maintain its Triple-A ratings, regardless of whether losses actually occur. As a result, the Company may be required to take measures to preserve or raise capital, including through, among other things, increased use of reinsurance, capital contributions from Dexia or the issuance of debt securities. Management believes that, subject to market conditions, FSA has the ability to take the measures necessary to maintain its Triple-A ratings, but there can be no assurance that it will be able to do so, as requirements imposed by the rating agencies are outside the control of the Company.

     As of December 31, 2007, FSA had consolidated shareholder equity of $1.6 billion, and total claims paying resources of $6.7 billion.

     The information relating to FSA and its affiliates contained above has been furnished by FSA. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information subsequent to the date hereof.

     Radian Asset Assurance, Inc. ("Radian"). Radian Group Inc. is a global credit risk management company headquartered in Philadelphia with significant operations in New York and London. Financial guaranty insurance typically provides an unconditional and irrevocable guaranty to the holder of a financial obligation of full and timely payment of principal and interest when due.

     Radian Group currently has been assigned a senior debt rating of A- (CreditWatch with negative implications) by S&P, A2 (under review for possible downgrade) by Moody's and A- (Rating Watch Negative) by Fitch. On February 26, 2008, S&P downgraded Radian Insurance to A- from AA-. Radian Insurance remains on CreditWatch with negative implications. The rating change was based on the fact that Radian Insurance is no longer considered by S&P to be a strategic entity to Radian mainly because of the decision in 2007 to discontinue writing insurance on NIMS and second-liens. Radian Insurance had eight active international transactions at the time of the S&P downgrade. Of these transactions, five have early termination clauses that were triggered as a result of the downgrade which allow counterparties to terminate these transactions. On March 4, 2008, Standard Chartered Bank in Hong Kong informed Radian that they wished to terminate their contract with Radian Insurance, effective immediately. There is a possibility that Radian Insurance could be required to return to Standard Chartered Bank, or to transfer to another insurer, unearned premium related to this transaction. Unless extended, this transaction was expected to expire at the end of 2009. On January 31, 2008, Moody's announced that the ratings of the mortgage insurance subsidiaries would remain on review for possible downgrade while it evaluated the capital adequacy of all mortgage insurers. On February 25, 2008, Fitch affirmed the AA- financial strength ratings of Radian Guaranty and its operational affiliates and the A-long-term issuer ratings of Radian Group, but placed these ratings on Ratings Watch Negative as compared to the previous status of negative outlook. Fitch cited growing losses and a potential capital shortfall, which, if not addressed within the next several months, could result in a one notch downgrade.

     As of December 31, 2007, Radian had total assets of $8.2 billion, total liabilities of $5.5 billion, and had statutory policyholders' surplus of $1.1 billion and a contingency reserve of $433.3 million.

     The information relating to Radian and its affiliates contained above has been furnished by Radian. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information subsequent to the date hereof.

     XL Capital Assurance Inc. ("XLCA"). XL Capital Ltd was incorporated with limited liability under the Cayman Islands Companies Act on March 16, 1998. To better align the Company's operating and reporting structure with its current strategy, the Company revised its segment structure during the second quarter of 2007. Depending on the nature of the business written, the following product lines or transactions previously managed by and reported as part of the Financial Lines segment are now managed as part of the Insurance and Reinsurance segments and reported therewith: (i) structured indemnity products managed through the Company's financial solutions operations ("XLFS"), (ii) political risk products, (iii) weather and energy management products, and (iv) legacy financial guarantee business. Given the changes in the Company's operating and reporting structure as described above, the Company is organized into four operating segments: Insurance, Reinsurance, Life Operations, and Other Financial Lines -- in addition to a Corporate segment that includes the general investment and financing operations of the Company.

     The Company's ability to underwrite business is dependent upon the quality of its claims paying and financial strength ratings as evaluated by independent rating agencies. In January 2008, A.M. Best Company, Inc. ("A.M. Best") revised the financial strength rating of the Company's leading property and casualty operating subsidiaries to "A" from "A+" and affirmed them with a 'stable' outlook. The downgrade by A.M. Best was primarily due to their concerns regarding the Company's historic earnings volatility. As of February 27, 2008, A.M. Best gave the company a rating of A with stable outlook. Consistent with the ratings actions noted above, Fitch Ratings ("Fitch"), in January 2008 revised the financial strength rating of the Company's leading property and casualty operating subsidiaries to "A+" from "AA-" and affirmed them with a 'stable' outlook. As well, in January 2008, Moody's Investors Service, Inc. ("Moody's") downgraded the insurance financial strength ratings of the Company's leading property and casualty operating companies to "A1" from "Aa3". In December 2007, Standard & Poor's ("S&P"), affirmed the Company's leading property and casualty operating companies' financial strength ratings at "A+" with a 'stable' outlook. Subsequent the aforementioned fourth quarter 2007 charges, in January 2008, S&P announced it would be taking no rating actions and the Company's financial strength ratings remained unchanged as of February 27, 2008.

     As the Company's ability to underwrite business is dependent upon the quality of its claims paying and financial strength ratings as evaluated by these independent rating agencies, a further downgrade by any of these institutions could cause its competitive position in the insurance and reinsurance industry to suffer and make it more difficult for the Company to market its products. A downgrade could also result in a substantial loss of business for the Company as ceding companies and brokers that place such business may move to other insurers and reinsurers with higher ratings. A downgrade of the A.M. Best financial strength rating of XL Capital Ltd, XL Insurance (Bermuda) Ltd or XL Re Ltd below "A-", which is currently two notches below the Company's current A.M. Best rating of "A" ("A+" as at December 31, 2007), would constitute an event of default under the Company's letter of credit and revolving credit facilities. As well, similar downgrades by A.M. Best or S&P have the ability to trigger cancellation provisions in the majority of the Company's assumed reinsurance contracts.

     The majority of the Company's assumed reinsurance contracts contain provisions that would allow its clients to cancel the contract in the event of a downgrade in its ratings below specified levels by one or more rating agencies. Based on premium value, approximately 60% of the Company's reinsurance contracts that incepted at January 1, 2007 contained provisions allowing clients additional rights upon a decline in the Company's ratings. Typically, the cancellation provisions in the Company's assumed reinsurance contracts would be triggered if S&P or A.M. Best were to downgrade the Company's financial strength ratings below "A-", which is currently three levels below its current S&P rating of "A+" and two levels below its current A.M. Best rating of "A." Whether a client would exercise its cancellation rights after such a downgrade would likely depend, among other things, on the reasons for the downgrade, the extent of the downgrade, the prevailing market conditions, the degree of unexpired coverage, and the pricing and availability of replacement reinsurance coverage. In the event of such a downgrade, the Company cannot predict whether or how many of the Company's clients would actually exercise such cancellation rights or the extent to which any such cancellations would have a material adverse effect on the Company's financial condition or future prospects.

     As of December 31, 2007, XLCA had total assets of $58 billion, total liabilities of $48 billion, and had statutory policyholders' surplus of $12.7 billion.

     Berkshire Hathaway Assurance Corporation ("BHAC"). BHAC is a bond insurance company that is an indirect, wholly-owned subsidiary of Berkshire Hathaway Inc. BHAC is a New York stock insurance corporation that writes financial guaranty insurance. BHAC was organized on December 21, 2007, and received its New York Certificate of Authority on December 28, 2007. BHAC is licensed in New York to write financial guaranty insurance, surety insurance and credit insurance. As of April 11, 2008, BHAC was licensed to write financial guaranty insurance in 47 additional states and the District of Columbia.

     BHAC's shareholders and their respective percentage of outstanding common stock are as follows: Columbia Insurance Company ("Columbia"), a Nebraska corporation (51%), and National Indemnity Company, a Nebraska corporation (49%). Columbia and National Indemnity Company are each indirect, wholly owned subsidiaries of Berkshire Hathaway Inc.

     BHAC is subject to the insurance laws and regulations of the State of New York, BHAC's state of domicile. Pursuant to New York's financial guaranty insurance law, financial guaranty insurers are limited to writing financial guaranty insurance and related lines, including surety and credit insurance. In addition, New York's financial guaranty insurance law (i) requires such insurers to maintain a minimum surplus as regards policyholders, (ii) establishes limits on the aggregate net amount of exposure that may be retained in respect of a particular issuer or revenue source and on the aggregate net amount of exposure that may be retained in respect of particular types of risk as a percentage of surplus as regards policyholders; and (iii) establishes contingency, loss and unearned premium reserve requirements. BHAC is also subject to the applicable insurance laws and regulations of all other jurisdictions in which it is licensed to transact insurance business. The insurance laws and regulations vary by jurisdiction.

     At March 31, 2008, BHAC had surplus as regards policyholders of slightly less than $1,000,000,000, determined in accordance with statutory accounting practices ("SAP") prescribed or permitted by the New York Department of Insurance.

     Copies of BHAC's most recently published SAP Annual Statement is available upon request to: Berkshire Hathaway Assurance Corporation, 100 First Stamford Place, Stamford, CT 06902, Attention: General Counsel. BHAC's telephone number is (203) 363-5200.

     The policies issued by BHAC are not covered by the Property/Casualty Insurance Security Fund specified in Article 76 of the New York Insurance Laws.

     Standard & Poor's, a Division of the McGraw Hill Companies, Inc., has assigned its "AAA" financial strength and financial enhancement ratings to BHAC. Standard & Poor's has assigned its "AAA" financial enhancement rating to Columbia. The ratings on BHAC are based on a guaranty from Columbia in favor of BHAC. The guaranty issued by Columbia applies to BHAC's policy issued with respect to the bonds. Any explanation of these ratings may only be obtained from Standard & Poor's. The ratings are not a recommendation to buy, sell or hold the bonds, and are subject to revision or withdrawal at any time by Standard & Poor's. Any downward revision or withdrawal of a rating may have an adverse effect on the market price of the bonds.

     In addition, Moody's Investors Services, Inc. has assigned its "Aaa" insurance financial strength ratings to BHAC and Columbia. Any explanation of these ratings may only be obtained from Moody's Investor Services, Inc. The ratings are not a recommendation to buy, sell or hold the bonds, and are subject to revision or withdrawal at any time by Moody's Investor Services, Inc. Any downward revision or withdrawal of a rating may have an adverse effect on the market price of the bonds. On April 25, 2008, the date that Moody's Investor Services, Inc. assigned its rating to BHAC, BHAC's ultimate parent company, Berkshire Hathaway Inc., maintained an investment in Moody's Investor Services, Inc.'s parent company of approximately 19.6% of the common shares then outstanding.

     BHAC does not guarantee the market price or investment value of the bonds nor does it guarantee that the ratings on the bonds will not be revised or withdrawn.

     The information relating to BHAC and its affiliates contained above has been furnished by BHAC. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information subsequent to the date hereof.

ADMINISTRATION OF THE TRUST

     DISTRIBUTIONS TO UNITHOLDERS. Interest received by a trust, including any portion of the proceeds from a disposition of securities which represents accrued interest, is credited by the trustee to the Interest Account for the trust. All other receipts are credited by the trustee to a separate Principal Account for the trust. The trustee normally has no cash for distribution to unitholders until it receives interest payments on the securities in the trust. On the dates set forth under "Essential Information" in the prospectus, the trustee will commence distributions, in part from funds advanced by the trustee.

       Thereafter, assuming the trust retains its original size and composition, after deduction of the fees and expenses and reimbursements (without interest) to the trustee for any amounts advanced to a trust, the trustee will normally distribute any income and principal received by the trust on each distribution date or shortly thereafter to unitholders of record on the preceding Record Date. Unitholders will receive an amount substantially equal to their pro rata share of the balance of the Interest Account. However, interest earned at any point in time will generally be greater than the amount actually received by the trustee. Therefore, there will generally remain an item of accrued interest that is added to the daily value of the units. If unitholders sell or redeem all or a portion of their units, they will be paid their proportionate share of the accrued interest to, but not including, the third business day after the date of a sale or to the date of tender in the case of a redemption.

     Unitholders of record on the first record date will receive an interest distribution on the first distribution date. Because the period of time between the first distribution date and the regular distribution dates may not be a full period, the first regular distributions may be partial distributions.

     Persons who purchase units between a record date and a distribution date will receive their first distribution on the second distribution date following their purchase of units. Since interest on securities in the trust is payable at varying intervals and distributions are made to unitholders at different intervals from receipt of interest, the interest accruing to a trust may not be equal to the amount of money received and available for distribution from the Interest Account. Therefore, on each distribution date the amount of interest actually deposited in the Interest Account and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the trustee is authorized by the trust agreement to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account.

     The trustee will distribute on each distribution date or shortly thereafter, to each unitholder of record on the preceding record date, an amount substantially equal to such holder's pro rata share of the available cash balance, if any, in the Principal Account computed as of the close of business on the preceding record date. However, no distribution will be required if the balance in the Principal Account is less than $.01 per unit.

     STATEMENTS TO UNITHOLDERS. With each distribution, the trustee will furnish to each unitholder a statement of the amount of income and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per unit.

     The accounts of a trust are required to be audited annually, at the related trust's expense, by independent public accountants designated by the sponsor, unless the sponsor determines that such an audit would not be in the best interest of the unitholders of the trust. The accountants' report will be furnished by the trustee to any unitholder upon written request. Within a reasonable period of time after the end of each calendar year, the trustee shall furnish to each person who at any time during the calendar year was a unitholder of a trust a statement, covering the calendar year, setting forth for the trust:

(A)  As to the Interest Account:

     (1)  Income received;

     (2) Deductions for applicable taxes and for fees and expenses of the trust and for redemptions of units, if any; and

     (3) The balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each unit outstanding on the last business day of such calendar year; and

(B)  As to the Principal Account:

     (1) The dates of disposition of any securities and the net proceeds received therefrom;

     (2) Deductions for payment of applicable taxes and fees and expenses of the trust and for redemptions of units, if any; and

     (3) The balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each unit outstanding on the last business day of such calendar year; and

(C)  The following information:

     (1) A list of the securities as of the last business day of such calendar year;

     (2) The number of units outstanding on the last business day of such calendar year;

     (3) The redemption price based on the last evaluation made during such calendar year;

     (4) The amount actually distributed during such calendar year from the Interest and Principal Accounts separately stated, expressed both as total dollar amounts and as dollar amounts per unit outstanding on the record dates for each such distribution.

     RIGHTS OF UNITHOLDERS. A unitholder may at any time tender units to the trustee for redemption. The death or incapacity of any unitholder will not operate to terminate a trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of a trust. No unitholder shall have the right to control the operation and management of a trust in any manner, except to vote with respect to the amendment of the trust agreement or termination of a trust.

     AMENDMENT AND TERMINATION. The trust agreement may be amended from time to time by the sponsor and trustee or their respective successors, without the consent of any of the unitholders, (i) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent with any other provision contained in the trust agreement, (ii) to make such other provision in regard to matters or questions arising under the trust agreement as shall not materially adversely affect the interests of the unitholders or (iii) to make such amendments as may be necessary (a) for the trust to continue to qualify as a regulated investment company for federal income tax purposes if the trust has elected to be taxed as such under the United States Internal Revenue Code of 1986, as amended, or (b) to prevent the trust from being deemed an association taxable as a corporation for federal income tax purposes if the trust has not elected to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended. The trust agreement may not be amended, however, without the consent of all unitholders then outstanding, so as (1) to permit, except in accordance with the terms and conditions thereof, the acquisition hereunder of any securities other than those specified in the schedules to the trust agreement or (2) to reduce the percentage of units the holders of which are required to consent to certain of such amendments. The trust agreement may not be amended so as to reduce the interest in a trust represented by units without the consent of all affected unitholders. Except for the amendments, changes or modifications described above, neither the sponsor nor the trustee may consent to any other amendment, change or modification of the trust agreement without the giving of notice and the obtaining of the approval or consent of unitholders representing at least 66 2/3% of the units then outstanding of the affected trust. No amendment may reduce the aggregate percentage of units the holders of which are required to consent to any amendment, change or modification of the trust agreement without the consent of the unitholders of all of the units then outstanding of the affected trust and in no event may any amendment be made which would (1) alter the rights to the unitholders as against each other, (2) provide the trustee with the power to engage in business or investment activities other than as specifically provided in the trust agreement, (3) adversely affect the tax status of the trust for federal income tax purposes or result in the units being deemed to be sold or exchanged for federal income tax purposes or (4) unless the trust has elected to be taxed as a regulated investment company for federal income tax purposes, result in a variation of the investment of unitholders in the trust. The trustee will notify unitholders of the substance of any such amendment.

     The trust agreement provides that a trust shall terminate upon the maturity, liquidation, redemption or other disposition of the last of the securities held in the trust but in no event is it to continue beyond the mandatory termination date. If the value of a trust shall be less than the applicable minimum value stated in the prospectus (generally 40% of the total value of securities deposited in the trust during the initial offering period), the trustee may, in its discretion, and shall, when so directed by the sponsor, terminate the trust. A trust may be terminated at any time by the holders of
units representing 66 2/3% of the units thereof then outstanding.    A trust
will be liquidated by the trustee in the event that a sufficient number of units of the trust not yet sold are tendered for redemption by the sponsor, so that the net worth of the trust would be reduced to less than 40% of the value of the securities at the time they were deposited in the trust. If a trust is liquidated because of the redemption of unsold units by the sponsor, the sponsor will refund to each purchaser of units the entire sales fee paid by such purchaser.

     Within a reasonable period after termination, the trustee will sell any securities remaining in a trust and, after paying all expenses and charges incurred by the trust, will distribute to unitholders thereof (upon surrender for cancellation of certificates for units, if issued) their pro rata share of the balances remaining in the Interest and Principal Accounts of the trust.

     THE TRUSTEE. The trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 848-6468. The Bank of New York Mellon is subject to supervision and examination by the

Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The trustee, whose duties are ministerial in nature, has not participated in selecting the portfolio of any trust. In accordance with the trust agreement, the trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of units held by, every unitholder of a trust. Such books and records shall be open to inspection by any unitholder at all reasonable times during usual business hours. The trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The trustee shall keep a certified copy or duplicate original of the trust agreement on file in its office available for inspection at all reasonable times during usual business hours by any unitholder, together with a current list of the securities held in each trust. Pursuant to the trust agreement, the trustee may employ one or more agents for the purpose of custody and safeguarding of securities comprising a trust.

     Under the trust agreement, the trustee or any successor trustee may resign and be discharged of a trust created by the trust agreement by executing an instrument in writing and filing the same with the sponsor.

     The trustee or successor trustee must mail a copy of the notice of resignation to all unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. In case at any time the trustee shall not meet the requirements set forth in the trust agreement, or shall become incapable of acting, or if a court having jurisdiction in the premises shall enter a decree or order for relief in respect of the trustee in an involuntary case, or the trustee shall commence a voluntary case, under any applicable bankruptcy, insolvency or other similar law now or hereafter in effect, or any receiver, liquidator, assignee, custodian, trustee, sequestrator (or similar official) for the trustee or for any substantial part of its property shall be appointed, or the trustee shall generally fail to pay its debts as they become due, or shall fail to meet such written standards for the trustee's performance as shall be established from time to time by the sponsor, or if the sponsor determines in good faith that there has occurred either (1) a material deterioration in the creditworthiness of the trustee or (2) one or more grossly negligent acts on the part of the trustee with respect to a trust, the sponsor, upon sixty days' prior written notice, may remove the trustee and appoint a successor trustee, as hereinafter provided, by written instrument, in duplicate, one copy of which shall be delivered to the trustee so removed and one copy to the successor trustee. Notice of such removal and appointment shall be mailed to each unitholder by the sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The trustee must be a corporation organized under the laws of the United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

     THE SPONSOR. The sponsor of the trust is Advisors Asset Management, Inc. The sponsor is a broker-dealer specializing in providing services to broker-dealers, registered representatives, investment advisers and other financial professionals. The sponsor's headquarters are located at 18925 Base Camp Road, Monument, Colorado 80132. You can contact the Advisor's Asset Management division at 8100 East 22nd Street North, Suite 900B, Wichita, Kansas 67226-2309 or by using the contacts listed on the back cover of the prospectus. The sponsor is a registered broker-dealer and investment adviser and a member of the Financial Industry Regulatory Authority, Inc. (FINRA) and the Securities Investor Protection Corporation (SIPC), and a registrant of the Municipal Securities Rulemaking Board (MSRB).

     If at any time the sponsor shall fail to perform any of its duties under the trust agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the trustee may (a) appoint a successor sponsor at rates of compensation deemed by the trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, (b) terminate the trust agreement and liquidate any trust as provided therein, or (c) continue to act as trustee without terminating the trust agreement.

     THE EVALUATOR AND SUPERVISOR. Advisors Asset Management, Inc., the sponsor, also serves as evaluator and supervisor. The evaluator and supervisor may resign or be removed by the sponsor and trustee in which event the sponsor or trustee is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If upon resignation of the evaluator no successor has accepted appointment within thirty days after notice of resignation, the evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such resignation or removal and appointment shall be mailed by the trustee to each unitholder.

     LIMITATIONS ON LIABILITY. The sponsor, evaluator, and supervisor are liable for the performance of their obligations arising from their responsibilities under the trust agreement but will be under no liability to the unitholders for taking any action or refraining from any action in good faith pursuant to the trust agreement or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct or its reckless disregard for its duties thereunder. The sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any securities.

     The trust agreement provides that the trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of moneys, securities or certificates except by reason of its own gross negligence, bad faith or willful misconduct, or its reckless disregard for its duties under the trust agreement, nor shall the trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the trustee of any securities. In the event that the sponsor shall fail to act, the trustee may act and shall not be liable for any such action taken by it in good faith. The trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the securities or upon the interest thereof. In addition, the trust agreement contains other customary provisions limiting the liability of the trustee.

     The trustee and unitholders may rely on any evaluation furnished by the evaluator and shall have no responsibility for the accuracy thereof. The trust agreement provides that the determinations made by the evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the evaluator shall be under no liability to the trustee or unitholders for errors in judgment, but shall be liable for its gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the trust agreement.

     EXPENSES OF THE TRUST. The sponsor will not charge a trust any fees for services performed as sponsor. The sponsor will receive a portion of the sale commissions paid in connection with the purchase of units and will share in profits, if any, related to the deposit of securities in the trust.

     The trustee receives for its services that fee set forth in the prospectus. The trustee's fee which is calculated and paid monthly is based on the total number of units of the related trust outstanding as of January 1 for any annual period, except during the initial offering period the fee will be based on the units outstanding at the end of each month. The trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Principal and Interest Accounts since these Accounts are non-interest bearing and the amounts earned by the trustee are retained by the trustee. Part of the trustee's compensation for its services to a trust is expected to result from the use of these funds.

     The supervisor will charge a trust a surveillance fee for services performed for the trust in an amount not to exceed that amount set forth in the prospectus but in no event will such compensation, when combined with all compensation received from other unit investment trusts for which the sponsor both acts as sponsor and provides portfolio surveillance, exceed the aggregate cost to the sponsor of providing such services. Such fee shall be based on the total number of units of the related trust outstanding as of January 1 for any annual period, except during the initial offering period the fee will be based on the units outstanding at the end of each month.

     For evaluation of the securities in a trust, the evaluator shall receive an evaluation fee in an amount not to exceed that amount set forth in the prospectus but in no event will such compensation, when combined with all compensation from other unit investment trusts for which the sponsor acts as sponsor and provides evaluation services, exceed the aggregate cost of providing such services. Such fee shall be based on the total number of units of the related trust outstanding as of January 1 for any annual period, except during the initial offering period the fee will be based on the units outstanding at the end of each month.

     For providing bookkeeping and administrative services to a trust, the sponsor shall receive an administration fee in an amount not to exceed that amount set forth in the prospectus but in no event will such compensation, when combined with all compensation from other unit investment trusts for which the sponsor acts as sponsor and provides evaluation services, exceed the aggregate cost of providing such services. Such fee shall be based on the total number of units of the related trust outstanding as of January 1 for any annual period, except during the initial offering period the fee will be based on the units outstanding at the end of each month.

     The trustee's fee, sponsor's fee for providing bookkeeping and administrative services to the trust, supervisor's fee and evaluator's fee are deducted from the Interest Account of the related trust to the extent funds are available and then from the Principal Account. Each such fee may be increased without approval of unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index or any equivalent index substituted therefor.

     The following additional charges are or may be incurred by the trust:
(a) fees for the trustee's extraordinary services; (b) expenses of the trustee (including legal and auditing expenses and reimbursement of the cost of advances to the trust for payment of expenses and distributions, but not including any fees and expenses charged by an agent for custody and safeguarding of securities) and of counsel, if any; (c) various governmental charges;
(d) expenses and costs of any action taken by the trustee to protect the trust or the rights and interests of the unitholders; (e) indemnification of the trustee for any loss, liability or expense incurred by it in the administration of the trust not resulting from negligence, bad faith or willful misconduct on its part or its reckless disregard of its obligations under the trust agreement;
(f) indemnification of the sponsor for any loss, liability or expense incurred in acting in that capacity without gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the trust agreement; (g) expenditures incurred in contacting unitholders upon termination of the trust. The fees and expenses set forth herein are payable out of a trust and, when owing to the trustee, are secured by a lien on the trust. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by the trust, the trustee has the power to sell securities to pay such amounts. These sales may result in capital gains or losses to unitholders. A trust may pay the costs of updating its registration statement each year.

PURCHASE, REDEMPTION AND PRICING OF UNITS

     PUBLIC OFFERING PRICE. Units of a trust are offered at the public offering price thereof. During the initial offering period, the public offering price per unit is equal to the net asset value per unit (generally based on the offering side evaluations of the securities) plus the applicable sales fee referred to in the prospectus. The public offering price for secondary market transactions is based on the net asset value per unit (generally based on the bid side evaluations of the securities). Certain broker-dealers may charge a transaction fee for processing unit purchases.

     The evaluator will appraise or cause to be appraised daily the value of the underlying securities as of the close of regular trading on the New York Stock Exchange on days the New York Stock Exchange is open and will adjust the public offering price of the units commensurate with such valuation. Such public offering price will be effective for all orders received at or prior to the close of regular trading on the New York Stock Exchange on each such day.
Orders received by the trustee, sponsor or any dealer for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price.

     The public offering price per unit of the trust as shown under "Essential Information" in the prospectus as of the date stated therein or on any subsequent date will vary from the amount stated under "Essential Information" in the prospectus in accordance with fluctuations in the prices of the underlying securities and the amount of accrued interest on the units. Net asset value per unit is determined by dividing the value of a trust's portfolio securities (including any accrued interest), cash and other assets, less all liabilities (including accrued expenses), by the total number of units outstanding. The portfolio securities are valued at their current market value or their fair value as determined in good faith by the Evaluator. The aggregate bid and offering side evaluations of the securities shall be determined (a) on the basis of current bid or offering prices of the securities,
(b) if bid or offering prices are not available for any particular security, on the basis of current bid or offering prices for comparable securities, (c) by determining the value of securities on the bid or offer side of the market by appraisal, or (d) by any combination of the above.

     The interest on the securities deposited in a trust, less the related estimated fees and expenses, will accrue daily. The amount of net interest income which accrues per unit may change as securities mature or are redeemed, exchanged or sold, or as the expenses of a trust change or the number of outstanding units of a trust changes.

     Although payment is normally made three business days following the order for purchase, payments may be made prior thereto. A person will become the owner of units on the date of settlement provided payment has been received. Cash, if any, made available to the sponsor prior to the date of settlement for the purchase of units may be used in the sponsor's business and may be deemed to be a benefit to the sponsor, subject to the limitations of the Securities Exchange Act of 1934. If a unitholder desires to have certificates representing units purchased, such certificates will be delivered as soon as possible following his written request therefor.

     ACCRUED INTEREST. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on securities generally is paid monthly or semi-annually although a trust accrues such interest daily. Because of this, a trust always has an amount of interest earned but not yet collected by the trustee. For this reason, the public offering price of units of a trust will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a trust the amount, if any, of accrued interest paid on their units.

     In an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the public offering price in the sale of units to the public, the trustee will advance the amount of accrued interest as of the first settlement date and the same will be distributed to the sponsor as the unitholder of record as of the first settlement date. Consequently, the amount of accrued interest to be added to the public offering price of units will include only accrued interest from the first settlement date to the date of settlement, less any distributions from the Interest Account subsequent to the first settlement date.

     Because of the varying interest payment dates of securities, accrued interest at any point in time will be greater than the amount of interest actually received by the applicable trusts and distributed to unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the units. If a unitholder sells or redeems all or a portion of his units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his units. Since the trustee has the use of the funds held in the Interest Account for distributions to unitholders and since such account is non-interest-bearing to unitholders, the trustee benefits thereby.

     COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION PRICE. The net asset value of units will generally be determined on the basis of the current bid prices of the securities.

     PUBLIC DISTRIBUTION OF UNITS. The sponsor intends to qualify the units for sale in a number of states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the public offering price as set forth in the prospectus. Certain commercial banks may be making units available to their customers on an agency basis. The sponsor reserves the right to change the discounts from time to time.

     We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell shares of units of this trust and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the our products. These arrangements will not change the price you pay for your units.

     The sponsor reserves the right to reject, in whole or in part, any order for the purchase of units.

     PROFITS OF SPONSOR. The sponsor will receive gross sales fees equal to the percentage of the offering price of the units of such trusts stated in the prospectus and will pay a portion of such sales fees to dealers and agents. In addition, the sponsor may realize a profit or a loss resulting from the difference between the purchase prices of the securities to the sponsor and the cost of such securities to a trust, which is based on the offering side evaluation of the securities. The sponsor may also realize profits or losses with respect to securities deposited in a trust which were acquired from underwriting syndicates of which the sponsor was a member. An underwriter or underwriting syndicate purchases securities from the issuer on a negotiated or competitive bid basis, as principal, with the motive of marketing such securities to investors at a profit. The sponsor may realize additional profits or losses on unsold units as a result of changes in the daily evaluation of the securities in a trust.

     MARKET FOR UNITS. After the initial offering period, while not obligated to do so, the sponsor may, subject to change at any time, maintain a market for units of the trust offered hereby and to continuously offer to purchase said units at the net asset value, determined by the evaluator based on the aggregate bid prices of the underlying securities in the trust, together with any accrued interest to the expected dates of settlement. Unitholders who wish to dispose of their units should inquire of their broker as to current market prices in order to determine whether there is in existence any price in excess of the redemption price and, if so, the amount thereof.

     The offering price of any units resold by the sponsor will be in accord with that described in the currently effective prospectus describing such units. Any profit or loss resulting from the resale of such units will belong to the sponsor. If the sponsor decides to maintain a secondary market, it may suspend or discontinue purchases of units of the trust if the supply of units exceeds demand, or for other business reasons.

     REDEMPTION. A unitholder who does not dispose of units in the secondary market described above may cause units to be redeemed by the trustee by making a written request to the trustee at its unit investment trust division office and, in the case of units evidenced by a certificate, by tendering such certificate to the trustee properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the trustee and on any certificate representing the units to be redeemed. If the amount of the redemption is $500 or less and the proceeds are payable to the unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the trustee. A certificate should only be sent by registered or certified mail for the protection of the unitholder. Since tender of the certificate is required for redemption when one has been issued, units represented by a certificate cannot be redeemed until the certificate representing such units has been received by the purchasers.

     Redemption shall be made by the trustee no later than the seventh day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the redemption price, determined as set forth below under "Computation of Redemption Price," as of the close of regular trading on the New York Stock Exchange next following such tender, multiplied by the number of units being redeemed. Any units redeemed shall be canceled and any undivided fractional interest in the related trust extinguished. The price received upon redemption might be more or less than the amount paid by the unitholder depending on the value of the securities in the trust at the time of redemption. Certain broker-dealers may charge a transaction fee for processing redemption requests.

     Under regulations issued by the Internal Revenue Service, the trustee is required to withhold a specified percentage of the principal amount of a unit redemption if the trustee has not been furnished the redeeming unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the unitholder only when filing a tax return. Under normal circumstances the trustee obtains the unitholder's tax identification number from the selling broker. However, any time a unitholder elects to tender units for redemption, such unitholder should make sure that the trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the trustee has not been previously provided such number, one must be provided at the time redemption is requested. Any amounts paid on redemption representing interest shall be withdrawn from the Interest Account of a trust to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Principal Account for a trust.

     The trustee is empowered to sell securities in order to make funds available for the redemption of units. To the extent that securities are sold, the size of a trust will be, and the diversity of a trust may be, reduced but each remaining unit will continue to represent approximately the same proportional interest in each security. Sales may be required at a time when securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the unitholder depending on the value of the securities in the portfolio at the time of redemption.

     The trustee is irrevocably authorized in its discretion, if the sponsor does not elect to purchase any unit tendered for redemption, in lieu of redeeming such units, to sell such units in the over-the-counter market for the account of tendering unitholders at prices which will return to the unitholders amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the redemption price for such units. In the event of any such sale, the trustee shall pay the net proceeds thereof to the unitholders on the day they would otherwise be entitled to receive payment of the redemption price.

     The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted;
(2) for any period during which an emergency exists as a result of which disposal by the trustee of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the underlying securities in accordance with the trust agreement; or (3) for such other period as the Securities and Exchange Commission may by order permit. The trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

     COMPUTATION OF REDEMPTION PRICE. The redemption price for units (the net asset value) of each trust is computed by the evaluator as of the evaluation time stated in the prospectus next occurring after the tendering of a unit for redemption and on any other business day desired by it, by:

A. adding: (1) the cash on hand in the trust other than cash deposited in the trust to purchase securities not applied to the purchase of such securities; (2) the aggregate value of each issue of the securities (including "when issued" contracts, if any) held in the trust as determined by the evaluator on the basis of bid prices therefor; and (3) interest accrued and unpaid on the securities in the trust as of the date of computation;

B. deducting therefrom (1) amounts representing any applicable taxes or governmental charges payable out of the trust and for which no deductions have been previously made for the purpose of additions to the Reserve Account; (2) an amount representing estimated accrued expenses of the trust, including but not limited to fees and expenses of the trustee (including legal and auditing fees and any insurance costs), the evaluator, the sponsor and counsel, if any; (3) cash held for distribution to unitholders of record as of the business day prior to the evaluation being made; and (4) other liabilities incurred by the trust; and

C. finally dividing the results of such computation by the number of units of the trust outstanding as of the date thereof.

     RETIREMENT PLANS. A trust may be suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Generally, capital gains and income received under each of the foregoing plans are deferred from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The trust may lower the minimum investment requirement for IRA accounts. Fees and charges with respect to such plans may vary.

     OWNERSHIP OF UNITS. Ownership of units will not be evidenced by certificates unless a unitholder, the unitholder's registered broker/dealer or the clearing agent for such broker/dealer makes a written request to the trustee. Units are transferable by making a written request to the trustee and, in the case of units evidenced by a certificate, by presenting and surrendering such certificate to the trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the trustee and on any certificate representing the units to be transferred. Such signatures must be guaranteed as described above.

     Units may be purchased and certificates, if requested, will be issued in denominations of one unit or any multiple thereof, subject to the minimum investment requirement. Fractions of units, if any, will be computed to three decimal places. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the trustee. The trustee may require a unitholder to pay a reasonable fee, to be determined in the sole discretion of the trustee, for each certificate re-issued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the trustee of satisfactory indemnity (generally amounting to 3% of the market value of the units), affidavit of loss, evidence of ownership and payment of expenses incurred.

TAXATION

     The prospectus contains a discussion of certain U.S. federal income tax issues concerning your trust and the purchase, ownership and disposition of trust units. The discussion below supplements the prospectus discussion and is qualified in its entirety by the prospectus discussion. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of trust units, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

     The federal income tax summary below and in the prospectus is based in part on the advice of counsel to your trust. The Internal Revenue Service could disagree with any conclusions set forth in these discussions. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be held by your trust. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

     If so indicated in the prospectus, your trust intends (i) to elect and (ii) to qualify annually as a regulated investment company under the Code and to comply with applicable distribution requirements so that it will not pay federal income tax on income and capital gains distributed to its unitholders.

     To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, your trust must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the trust's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the trust's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the trust controls and are engaged in the same, similar or related trades or businesses, or the securities of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses but excludes net capital gain, if any) and at least 90% of its net tax-exempt interest income each taxable year.

     As a regulated investment company, your trust generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short term capital loss), if any, that it distributes to unitholders. The trusts intend to distribute to its unitholders, at least annually, substantially all of its investment company taxable income and net capital gain. If your trust retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, your trust distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. To prevent application of the excise tax, your trust intends to make its distributions in accordance with the calendar year distribution requirement. Further, if your trust retains any net capital gain, the trust may designate the retained amount as undistributed capital gains in a notice to unitholders who, if subject to federal income tax on long-term capital gains (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the trust against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by your trust in October, November or December with a record date in such a month and paid by your trust during January of the following calendar year. These distributions will be taxable to unitholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     If your trust failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the trust would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its unitholders) and all distributions out of earnings and profits would be taxed to unitholders as ordinary dividend income.

PERFORMANCE INFORMATION

     INTEREST, ESTIMATED LONG-TERM RETURN AND ESTIMATED CURRENT RETURN. As of the close of business on the business day before the trust's inception date, the estimated long-term return and the estimated current return, if applicable, for each trust were as set forth in the "Essential Information" for each trust in the prospectus. Estimated current return is calculated by dividing the estimated net annual interest income per unit by the public offering price. The estimated net annual interest income per unit will vary with changes in fees and expenses of the trustee, the sponsor and the evaluator and with the principal prepayment, redemption, maturity, exchange or sale of the securities while the public offering price will vary with changes in the offering price of the underlying securities and accrued interest; therefore, there is no assurance that the present estimated current return will be realized in the future. Estimated long-term return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements or average life of all of the securities in a trust and (2) takes into account the expenses and sales fee associated with each trust unit. Since the market values and estimated retirements of the securities and the expenses of a trust will change, there is no assurance that the present estimated long-term return will be realized in the future. Estimated current return and estimated long-term return are expected to differ because the calculation of estimated long-term return reflects the estimated date and amount of principal returned while estimated current return calculations include only net annual interest income and public offering price.

     GENERAL. Information contained in this Information Supplement or in the prospectus, as it currently exists or as further updated, may also be included from time to time in other prospectuses or in advertising material. Information on the performance of a trust strategy or the actual performance of a trust may be included from time to time in other prospectuses or advertising material and may reflect sales fees and expenses of a trust. The performance of a trust may also be compared to the performance of money managers as reported in SEI Fund Evaluation Survey or of mutual funds as reported by Lipper Analytical Services Inc. (which calculates total return using actual dividends on ex-dates accumulated for the quarter and reinvested at quarter end), Money Magazine Fund Watch (which rates fund performance over a specified time period after sales fee and assuming all dividends reinvested) or Wiesenberger Investment Companies Service (which states fund performance annually on a total return basis) or of the New York Stock Exchange Composite Index, the American Stock Exchange Index (unmanaged indices of stocks traded on the New York and American Stock Exchanges, respectively), the Dow Jones Industrial Average (an index of 30 widely traded industrial common stocks) or the Standard & Poor's 500 Index (an unmanaged diversified index of 500 stocks) or similar measurement standards during the same period of time.

DESCRIPTION OF SECURITIES RATINGS

     STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES. A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

     Issue credit ratings are based, in varying degrees, on the following considerations:

  * Likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

  *  Nature of and provisions of the obligation;

  * Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA--An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB--An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

     Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB--An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B--An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC--An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC--An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C--A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D--An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)--The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

N.R.--This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Active Qualifiers (Currently applied and/or outstanding)

i--This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The 'i' subscript indicates that the rating addresses the interest portion of the obligation only. The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of "AAAp N.R.i" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L--Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p--This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The 'p' subscript indicates that the rating addresses the principal portion of the obligation only. The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of "AAAp N.R.i" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi--Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and are therefore based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

pr--The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

t--This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

MOODY'S INVESTORS SERVICE, INC. Long-Term Obligation Ratings

     Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Long-Term Rating Definitions:

Aaa--Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa--Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A--Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa--Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba--Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B--Obligations rated B are considered speculative and are subject to high credit risk.

Caa--Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca--Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C--Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Medium-Term Note Ratings

     Moody's assigns long-term ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below:

  * Notes containing features that link interest or principal to the credit performance of any third party or parties

  *  Notes allowing for negative coupons, or negative principal

  * Notes containing any provision that could obligate the investor to make any additional payments

  *  Notes containing provisions that subordinate the claim.

     For notes with any of these characteristics, the rating of the individual note may differ from the indicated rating of the program.

     Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody's encourages market participants to contact Moody's Ratings Desks or visit www.moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR symbol.

                      Contents of Post-Effective Amendment
                            To Registration Statement


This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:


                                The facing sheet


                                 The prospectus


                                 The signatures


                      The Consent of Independent Registered
                             Public Accounting Firm

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Advisor's Disciplined Trust 193, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 26th day of February, 2009.

                              Advisor's Disciplined Trust 193
                                 Registrant

                              By: Advisors Asset Management, Inc.
                                 Depositor

                              By:      /s/ ALEX R MEITZNER
                                  -----------------------------
                                         Alex R. Meitzner
                                       Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on February 26, 2009 by the following persons in the capacities indicated:


SIGNATURE                       TITLE                        DATE

Scott I. Colyer             Director of             )     /s/ Alex Meitzner
                            Advisors Asset          )   ----------------------
                            Management, Inc.        )      Alex Meitzner
                                                    )     Attorney-in-Fact*

Lisa Colyer                 Director of             )   February 26, 2009
                            Advisors Asset          )
                            Management, Inc.        )

James R. Costas             Director of             )
                            Advisors Asset          )
                            Management, Inc.        )

Christopher T. Genovese     Director of             )
                            Advisors Asset          )
                            Management, Inc.        )

Randy J. Pegg               Director of             )
                            Advisors Asset          )
                            Management, Inc.        )

R. Scott Roberg             Director of             )
                            Advisors Asset          )
                            Management, Inc.        )

Jack Simkin                 Director of             )
                            Advisors Asset          )
                            Management, Inc.        )

Andrew Williams             Director of             )
                            Advisors Asset          )
                            Management, Inc.        )



* An executed copy of the related power of attorney was filed with the Securities and Exchange Commission as Exhibit 7.1 to the Registration Statement on Form S-6 for Advisor's Disciplined Trust 213 (File No. 333-148484) as filed on January 4, 2008 and the same is hereby incorporated herein by reference.